    As filed with the Securities and Exchange Commission on April 26, 2000


                            Registration No. 33-83928

           --------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                       PRE-EFFECTIVE AMENDMENT NO. _____ ( )

                         POST-EFFECTIVE AMENDMENT NO. 8 (X)
                                                      --


                                       and/or


                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940
                                Amendment No. 8 (X)
                                              --


                          (Check appropriate box or boxes)
                 --------------------------------------------------

                           RETIREMENT PLAN SERIES ACCOUNT
                             (Exact name of Registrant)
                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                (Name of Depositor)
                               8515 East Orchard Road
                             Englewood, Colorado 80111
          (Address of Depositor's Principal Executive Officers) (Zip Code)

                 Depositor's Telephone Number, including Area Code:
                                   (800) 537-2033

                                William T. McCallum
                    Great-West Life & Annuity Insurance Company

                       President and Chief Executive Officer
                               8515 East Orchard Road

                             Englewood, Colorado 80111
                      (Name and Address of Agent for Service)

                                      Copy to:
                               James F. Jorden, Esq.
                Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                 1025 Thomas Jefferson Street, N.W., Suite 400 East
                            Washington, D.C. 20007-0805



      It is proposed that this filing will become effective (check appropriate space):

      Immediately upon filing pursuant to paragraph (b) of Rule 485.


      X           On May 1, 2000, pursuant to paragraph (b) of Rule 485.
      --------       -----------
                  60 days after filing pursuant to paragraph (a)(1) of Rule
      ----------

485.

      _____ On ____________, pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following:


      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

                         RETIREMENT PLAN SERIES ACCOUNT

                                       of

                 Great-West Life & Annuity Insurance Company

            INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

                                 Distributed by

                           One Orchard Equities, Inc.

                                    Issued by


                 Great-West Life & Annuity Insurance Company
              8525 East Orchard Road, Englewood, Colorado 80111

                                 (800) 338-4015

------------------------------------------------------------------------------


Overview


This Prospectus describes individual flexible premium variable annuity contracts (the "Contracts") designed for Individual Retirement Annuity programs ("IRA Programs"). The Contracts provide an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. The Contracts can be purchased only in connection with IRA Programs; depending on your state of residence, there are generally three ways you can purchase a
Contract:


o with rollover proceeds from qualified plans, such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

If you purchase a Contract, your spouse may also purchase a Contract for his or her IRA Program.

Who Should Invest

You should consider purchasing the Contract if you are seeking an investment for your IRA Program that offers a wide range of investment and payment options enabling you to design a retirement plan that meets your objectives and needs.

Allocating Your Investment


You can allocate your Contributions among 14 Investment Divisions of Retirement Plan Series Account (the "Series Account"). Each Investment Division invests in one of 14 corresponding portfolios ("Eligible Funds") of the Maxim Series Fund, Inc. (the "Fund"). You can also allocate your money to certain options where you can earn a fixed rate of return. Your interest in a fixed option is not considered a security and is not subject to registration with or review by the Securities and Exchange Commission.


Annuity Payment Options

The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable annuity payment option, your annuity payments will continue to reflect the investment experience of the Investment Divisions you select. Annuity payments can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus is accompanied by a current Prospectus for the Fund. This Prospectus presents important information you should read before purchasing a Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2000, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. It may be obtained without charge by contacting Great-West Life & Annuity Insurance Company ("we," "GWL&A" or "Great-West") at the address or telephone number set forth above. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov.

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                 The date of this Prospectus is May 1, 2000.

Table of Contents

Definitions                                                             4
Key Features                                                            6
Fee Table                                                               8
Eligible Fund Annual Expenses                                           9
Examples                                                                10
Condensed Financial Information                                         13
Great-West Life & Annuity Insurance Company                             14
The Series Account                                                      14
Eligible Funds                                                          14
Advisers                                                                16
Reinvestment and Redemption                                             16
Investments of the Series Account                                       16
The Contracts                                                           17
Charges and Deductions                                                  19
Death Benefit                                                           21
Annuity Options                                                         22
Periodic Payment Options                                                24
Federal Tax Consequences                                                25
Performance Related Information                                         28
Voting Rights                                                           30
Distribution of the Contracts                                           31
Amendment of Contracts                                                  31
Ownership                                                               31
State Regulation                                                        31
Reports                                                                 31
Rights Reserved by Great-West                                           31
Adding and Discontinuing Investment Options                             31
Substitution of Investments                                             32
Legal Matters                                                           32
Registration Statement                                                  32
Statement of Additional Information                                     32

Definitions

Accumulation Period

The period between the effective date of your Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Contract.

Accumulation Unit

An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices


The Administrative Offices of GWL&A are located at 8525 East Orchard Road, Englewood, Colorado 80111.


Annuitant

The person upon whose life the payment of an annuity is based and who will receive annuity payments. The Annuitant must be the Contract Owner.

Annuity Account

An account established by us in your name that reflects all of your activity under a Contract.

Annuity Commencement Date

The date annuity payments begin under an Annuity Option.

Annuity Period

The period following the Accumulation Period that begins on the Annuity Commencement Date.

Annuity Unit

An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s)

Amounts you pay to purchase a Contract.

Contract


An agreement between GWL&A and the Contract Owner (which includes the purchase application) providing the terms of the variable annuity offered by this Prospectus.


Contract Owner

The person to whom a Contract is issued; sometimes referred to as "you" or "your" in this Prospectus.

Contract Value

The sum of your Variable Account Value and your Guaranteed Account Value, less any withdrawals, deductions for charges, and any applicable Premium Tax.

Eligible Fund


A mutual fund in which an Investment Division invests all of its assets. Each Eligible Fund is a portfolio of the Fund.


Fixed Annuity

An annuity with payments which remain fixed throughout the Annuity Period and which do not reflect the investment experience of the Series Account.

Fixed Option

An option that pays a fixed rate of return to which you can allocate Contributions or Transfers. Your interest in a fixed option is not a security and is not subject to supervision by the Securities and Exchange Commission.

Guaranteed Account Value

The sum of the values of your Guaranteed Sub-Accounts.

Guaranteed Interest Rate

A minimum interest rate applicable to a Fixed Option. It is presently equal to an annual effective rate of 3.00%.

Guaranteed Sub-Account

An account we maintain that reflects the values credited to you from a specific Fixed Option.

Investment Division

The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in one Eligible Fund. You select one or more Investment Divisions to which you allocate Contract Value. Contract Value you allocate to an Investment Division will reflect the investment performance of the corresponding Eligible Fund.

Premium Tax

The amount of tax, if any, charged by a state or other governmental authority.

Request

Any request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account

The segregated investment account established by GWL&A to provide funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940.

Transfer

When you move your Contract Value between and among the Investment Divisions and/or the Fixed Options.

Valuation Date


A date on which we calculate the value of the Investment Divisions. This calculation is made as the close of business of the New York Stock Exchange (generally 4:00 p.m. ET) on each day that the New York Stock Exchange is open for trading. Contributions and Requests received after 4:00 p.m. ET will be considered to have been received on the next business day. On the day after Thanksgiving, however, you can only submit transactions by automated voice response unit or fully automated computer link. The day after Thanksgiving is a Valuation Date.


Valuation Period

The period between the end of two successive Valuation Dates.

Variable Annuity

An annuity providing for payments, the amount of which will vary with the performance of the Investment Divisions that you select.

Variable Account Value

The total value of your Variable Sub-Account(s).

Variable Sub-Account

An account we maintain that reflects the value credited to you from a specific Investment Division.

Key Features


Following are some of the key features of the Contract. These topics are discussed in more detail throughout this Prospectus so please be sure to read through it carefully.


Purpose of the Contracts

The Contracts are designed to be an investment for IRA Programs. Depending on your state of residence, there are generally three ways you can purchase a
Contract:

o.....with  rollover proceeds from qualified plans, such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

The Contracts may also be purchased for IRA Programs for spouses of Contract Owners.

Minimum Contribution The minimum initial investment is:

o.....Nothing if it is made with eligible rollover proceeds o $250 if it is made from earned income derived from non-retirement plan

   sources

The minimum ongoing contribution is:

o     Nothing if it is made with eligible rollover proceeds
o $250 if it is made from earned income derived from non-retirement plan sources

Allocation of Contributions

You may allocate your Contributions to the Investment Divisions of the Series Account or to a Fixed Option, or a combination of both. The value of your Contract that is allocated to the Investment Divisions will depend upon the investment performance of those divisions. Each Investment Division invests in a corresponding Eligible Fund. You can change your allocation instructions at any time by Request.

Surrendering Your Contract or Making Partial Withdrawals You can surrender your entire Contract or make a partial withdrawal at any time before the Annuity Commencement Date. If you request a partial withdrawal less than 30 days before the Annuity Commencement Date, we may delay the Annuity Commencement Date for up to 30 days. Upon a surrender or partial withdrawal, a penalty tax may be assessed. Please see "Federal Tax Consequences."

Transfers

You may Transfer your Contract Value among the Investment Divisions and/or the Fixed Options at any time before the Annuity Commencement Date.

Annuity Options

The Contracts provide several annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable payment option your annuity payments will reflect the performance of the Investment Divisions that you select. You must elect an annuity option(s) at least 30 days before your Annuity Commencement Date. If you do not make an election within this time frame, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain.

Free Look Period

During the free look period, you may cancel your Contract within 20 days (or longer where required by law) of receiving it. You may cancel it for any reason by delivering or mailing it along with a Request to cancel to our Administrative Offices and we will refund to you the sum of the Contributions you have made less withdrawals.

A Wide Range of Investment Choices


You may allocate some or all of your Contributions to 14 Investment Divisions of the Series Account. Each Investment Division invests in shares of one Eligible Fund. Each Eligible Fund is a separate mutual fund that has distinct investment objectives and policies. You can obtain a more complete description of the Eligible Funds in the accompanying Prospectus for the Fund, which you should read carefully before allocating to an Investment Division. We reserve the right to add or delete Investment Divisions at our discretion.


Charges and Deductions under the Contract

You will pay certain charges under the Contract. These charges may include:

o.....An annual Contract Maintenance Charge


o An administrative fee if you surrender your Contract or make a partial withdrawal within the first twelve months after it was issued to you


o     A mortality and expense risk charge
o     A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Fee Table

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Contracts and the Eligible Funds.

Contract Owner Transaction Expenses

Sales load imposed on purchases
None

Deferred sales load None Distribution fees None Exchange fee None Administrative fee if your Contract is surrendered during first 12 months $50 Administrative fee if your make a partial withdrawal during first 12 months $25 Contract Maintenance Charge $30*

* You will be charged a Contract Maintenance Charge of $30 if your Contract Value is less than $5,000 on December 31. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state.

Annual Expenses of the Investment Divisions (as a percentage of average Variable Account Value) The only expense of the Investment Divisions of the Series Account is our deduction of a Mortality and Expense Risk Charge. The amount of this charge that applies to your Contract will be based on the following schedule:

              ------------------------------------------
               Mortality & Expense    Contract Value
                   Risk Charge

              ------------------------------------------
                      0.75%           $0 - $9,999.99
              ------------------------------------------
              ------------------------------------------
                      0.50%              $10,000 -
                                        $24,999.99

              ------------------------------------------
              ------------------------------------------
                      0.25%              $25,000 -
                                        $49,999.99

              ------------------------------------------
              ------------------------------------------
                      0.00%         $50,000 and greater
              ------------------------------------------

------------------------------------------------------------------------------

The mortality and expense risk charge for the first calendar year of your Contract will be based on your initial Contribution. Thereafter, the amount of the charge will be based on your Contract Value on December 31 of each year. You may wish to monitor your Contract Value closely to ensure that you take advantage of the lowest possible charge.

Eligible Fund Annual Expenses


(as a percentage of average daily net assets, for the period ended December 31, 1999)


     Portfolio         Management Fee      Other Expenses    Total Maxim Series

                                                                     Fund Annual
                                                                        Expenses

Maxim Money Market          0.46%               None                0.46%
Portfolio


Maxim Bond Index

Portfolio (formerly         0.50%               None                0.50%
the Maxim
Investment Grade
Corporate Bond
Portfolio)*


Maxim Stock Index           0.60%               None                0.60%
Portfolio

Maxim U.S.
Government Mortgage

Securities Portfolio        0.60%               None                0.60%


Maxim Index 600             0.60%               None                0.60%
Portfolio


Maxim Growth Index          0.60%               None                0.60%
Portfolio

Maxim Short-Term

Maturity Bond               0.60%               None                0.60%
Portfolio


Maxim Founders              1.00%               0.11%               1.11%
Growth & Income
Portfolio (formerly
the Maxim Founders
Blue Chip Portfolio)


Maxim Value Index           0.60%               None                0.60%
Portfolio


Maxim Ariel                 1.00%               0.23%               1.23%
Small-Cap Value
Portfolio

Maxim INVESCO ADR           1.00%               0.14%               1.14%
Portfolio


Maxim Loomis Sayles


Small-Cap Value             1.00%               0.14%               1.14%
Portfolio


Maxim Loomis Sayles         0.90%               None                0.90%
Corporate Bond
Portfolio


Maxim T. Rowe Price         1.00%               0.05%               1.05%
MidCap Growth
Portfolio

*The Management Fee for the Maxim Bond Index Portfolio was changed from 0.60% to 0.50% pursuant to a shareholder vote effective July 26, 1999.

Examples

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

   Investment        1 Year          3 Year          5 Year          10 Year
    Division


Maxim Money            $63             $40             $69            $152
Market
Investment
Division

Maxim Bond             $63             $41             $71            $156
Index
Investment
Division

Maxim Stock            $64             $44             $77            $168
Index
Investment
Division

Maxim U.S.             $64             $44             $77            $168
Government
Mortgage
Securities
Investment
Division

Maxim Index 600        $64             $44             $77            $168
Investment
Division

Maxim Growth           $64             $44             $77            $168
Index
Investment
Division

Maxim                  $64             $44             $77            $168
Short-Term
Maturity Bond
Investment
Division

Maxim Founders         $70             $61            $104            $225
Growth &
IncomeInvestment
Division

Maxim Value            $64             $44             $77            $168
Index
Investment
Division

Maxim Ariel            $71             $65            $111            $239
Small-Cap Value
Investment
Division

Maxim INVESCO          $70             $62            $106            $229
ADR Investment
Division

Maxim Loomis           $70             $62            $106            $229
Sayles
Small-Cap Value
Investment
Division

Maxim Loomis           $67             $54             $93            $202
Sayles
Corporate Bond
Investment
Division

Maxim T. Rowe          $69             $59            $101            $219
Price MidCap
Growth
Investment
Division

If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

   Investment        1 Year          3 Year          5 Year          10 Year
    Division


Maxim Money            $13             $40             $69            $152
Market
Investment
Division

Maxim Bond             $13             $41             $71            $156
Index
Investment
Division

Maxim Stock            $14             $44             $77            $168
Index
Investment
Division

Maxim U.S.             $14             $44             $77            $168
Government
Mortgage
Securities
Investment
Division

Maxim Index 600        $14             $44             $77            $168
Investment
Division

Maxim Growth           $14             $44             $77            $168
Index
Investment
Division

Maxim                  $14             $44             $77            $168
Short-Term
Maturity Bond
Investment
Division

Maxim Founders         $20             $61            $104            $225
Growth & Income
Investment
Division

Maxim Value            $14             $44             $77            $168
Index
Investment
Division

Maxim Ariel            $21             $65            $111            $239
Small-Cap Value
Investment
Division

Maxim INVESCO          $20             $62            $106            $229
ADR  Investment
Division

Maxim Loomis           $20             $62            $106            $229
Sayles
Small-Cap Value
Investment
Division

Maxim Loomis           $17             $54             $93            $202
Sayles
Corporate Bond
Investment
Division

Maxim T. Rowe          $19             $59            $101            $219
Price MidCap
Growth
Investment
Division


These examples, including the assumed rate of return, should not be considered a representation of past or future expenses or performance. They show the highest level of mortality and expense risk charges that you might pay. Actual expenses and performance achieved may be more or less than those shown.

32

                                       30

Condensed Financial Information


Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in an Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.

Great-West Life & Annuity Insurance Company

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is an indirect, wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A is the issuer of the Contracts and it has primary responsibility for their administration.

The Series Account

We organized the Series Account under Colorado law on January 25, 1994. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. However, this registration does not involve supervision of the management or investment practices or polices of the Series Account or GWL&A by the Securities and Exchange Commission.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to an Investment Division are credited to or charged against that Investment Division without regard to the other income gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct.

We will at all time maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 14 Investment Divisions. Each Investment Division invests exclusively in shares of a corresponding Eligible Fund. We may in the future add new Investment Divisions or delete existing ones. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. If we decide to make additional Investment Divisions available in the future, we may or may not make them available to existing Contract Owners, based on our assessment of marketing needs and conditions.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the portfolios.

We do not guarantee the investment performance of the Investment Divisions. Your Variable Account Value and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Therefore, Contract Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.

Eligible Funds


The Contract offers a number of investment options, corresponding to the Investment Divisions. Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own objectives and investment policies. Each Eligible Fund is a separate mutual fund that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve supervision of the Eligible Funds by the Securities and Exchange Commission. More comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for the Eligible Funds. The Prospectuses should be read carefully in connection with this Prospectus before you invest. You may obtain a copy of the Eligible Fund Prospectuses without charge by Request.

Some of the Eligible Funds have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Eligible Funds may differ substantially.

The income, gains and losses of one Eligible Fund generally have no effect on the investment performance of any other Eligible Fund.


The Eligible Funds include the following:

o.....The Maxim Money Market  Portfolio  seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


o.....The  Maxim Bond  Index  Portfolio  (formerly  the Maxim  Investment  Grade
   Corporate Bond Portfolio) seeks to provide investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.


o.....The Maxim Stock Index  Portfolio seeks  investment  results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.


o.....The Maxim U.S. Government Mortgage Securities  Portfolio seeks the highest level of return  consistent  with  preservation  of capital  and  substantial credit  protection  by  investing  primarily in  mortgage-related  securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o.....The  Maxim Index 600  Portfolio  seeks  investment  results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.

o.....The  Maxim  Value Index  Portfolio  seeks to provide  investment  results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.

o.....The Maxim  Growth Index  Portfolio  seeks to provide  investment  results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.


o.....The  Maxim  Ariel  Small-Cap  Value  Portfolio  seeks  long  term  capital appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.


o.....The Maxim INVESCO ADR Portfolio  seeks high total return  through  capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.


o The Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.


o.....The  Maxim  Loomis  Sayles  Corporate  Bond  Portfolio  seeks  high  total investment return through a combination of current income and capital appreciation. This portfolio will invest primarily in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

o.....The Maxim  Short-Term  Maturity Bond Portfolio  seeks maximum total return that is consistent with preservation of capital and liquidity through investment primarily in short-term investment grade bonds.

o.....The Maxim Founders Growth & Income Portfolio  (formerly the Maxim Founders
   Blue Chip Portfolio) seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.


o.....The  Maxim  T.  Rowe  Price  MidCap  Growth   Portfolio   seeks  long-term
   appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.


Where to Find More Information about the Eligible Funds Additional information about the Eligible Funds can be found in the current Prospectus for the Fund, which can be obtained from us.


Advisers

Investment Adviser


GW Capital Management, LLC ("GW Capital"), 8515 East Orchard Road, Englewood, Colorado 80111, is the investment adviser for the Fund. GW Capital is an affiliate of GWL&A.


Sub-Advisers

Ariel Capital Management Inc., located at 307 N. Michigan Avenue, Chicago, Illinois 60601, is responsible for the day-to-day management of the Maxim Ariel Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.


INVESCO Capital Management, Inc., located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, is responsible for the day-to-day management of the Maxim INVESCO ADR Portfolio and for making decisions to buy, sell or hold any particular security.

Loomis, Sayles & Company, Inc., located at One Financial Center, Boston, Massachusetts 02111, is responsible for the day-to-day management of the Maxim Loomis Sayles Small-Cap Value and Maxim Loomis Sayles Corporate Bond Portfolios.

Founders Asset Management, LLC, located at 2930 East Third Avenue, Denver, Colorado, 80206, is responsible for the day-to-day management of the Maxim FoundersGrowth & Income Portfolio.


T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland, 21202, is responsible for the day-to-day management of the Maxim T. Rowe Price MidCap Growth Portfolio.

Reinvestment and Redemption

All dividend and capital gains distributions made by an Eligible Fund will be automatically reinvested in shares of that portfolio. We will redeem portfolio shares at their net asset values to the extent necessary to make annuity or other payments under the variable portion of your Contract.

Investments of the Series Account Shares of the Fund are also sold to the following:

o.....the  FutureFunds  Series  Account  and  Maxim  Series  Account,  which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A,

o the TNE Series (k) Account of Metropolitan Life Insurance Company to fund benefits under variable annuity contracts,
o the Pinnacle Series Account of GWL&A to fund variable life insurance policies,

o other separate accounts of GWL&A, its affiliates and other insurance companies, and
o     certain qualified retirement plans.


It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund at the same time. Although disadvantages are not currently foreseen, the Board of Directors of the Fund intends to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of the Fund's shares by one or more of GWL&A's separate accounts which could have adverse consequences. For example, material conflicts could result from changes in state insurance laws, changes in Federal income tax laws, changes in the investment management of any portfolio of the Fund, or differences in voting instructions between those given by policyowners and those given by contract owners.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

The Contracts

Application and Initial Contribution

The first step to purchasing a Contract is to fill out your application and forward it to our Administrative Offices along with your initial Contribution. Depending on your state of residence, there are generally three ways you can purchase a Contract:

o.....with  rollover proceeds from qualified plans, such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

The Contract may also be purchased for an IRA Program for your spouse.

There is no minimum initial Contribution if you purchase the Contract with eligible rollover proceeds. Otherwise, the minimum initial amount needed to purchase the Contract is $250.

If your application is complete, your Contract will be issued and your initial Contribution will be credited within two business days of receipt at our Administrative Offices. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone to obtain the required information. If we are able to complete your application within five business days of our receipt of your incomplete application, we will credit your initial Contribution within two business days of the application's completion. If we cannot complete your application within five business days after we receive it, we will immediately return your application and initial Contribution. If you provide consent, we will retain your initial Contribution and credit it as soon as we have completed your application.

Free Look Period

During the free look period, you may cancel your Contract within twenty days (or longer where required by law) after you receive it. During the free look period, all Contributions you have instructed us to allocate to the Investment Divisions will be allocated pursuant to your instructions.

During the free look period, you may change the Investment Divisions in which you would like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Any returned Contracts will be void from the date we issued the Contract to you. The sum of any Contributions you have made, less withdrawals, will be refunded to you. Any investment gains or losses arising during this period shall accrue to or be borne by us.

If you exercise the free look privilege, you must return the Contract to us at our Administrative Offices. To cancel a Contract we must receive it personally or postmarked by the expiration of the free look period.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Annuity Commencement Date or the date you begin receiving payments under a periodic payment option. There is no minimum Contribution amount if Contributions are being made with eligible rollover proceeds. Otherwise, the minimum ongoing Contribution amount is $250.

Contract Value

Before the Annuity Commencement Date, your Contract Value is the sum of your Variable and Guaranteed Sub-Accounts.

Before your Annuity Commencement Date, your Variable Account Value is the total dollar amount of all Accumulation Units credited to you from each Investment Division in which you have invested money. When you allocate Contributions or make Transfers to an Investment Division, we credit you with Accumulation Units of that Division. We determine the number of Accumulation Units credited to you by dividing the amount of your Contribution or Transfer by the Investment Division's Accumulation Unit value on the Valuation Date your Contribution is received or Transfer is processed.

We determine each Investment Division's Accumulation Unit value on each Valuation Date as of the close of the New York Stock Exchange (generally 4:00 p.m. ET). We multiply the Division's Accumulation Unit value on the immediately preceding Valuation Date by the Division's Net Investment Factor to arrive at the current Valuation Date's Accumulation Unit value. Each Investment Division's Accumulation Unit value is expected to change on a daily basis due to, among other things, the investment experience of the Eligible Fund in which the Division invests and the deduction of the Mortality and Expense Risk Charge. We use the Net Investment Factor to determine the amount of this change, if any. The formula we use to calculate the Net Investment Factor is described in Appendix B. On any given Valuation Date, an Investment Division's Net Investment Factor may be greater than one, less than one or zero. This means that an Investment Division's Accumulation Unit value on that Valuation Date may increase, decrease or remain unchanged.

Transfers

At any time before the Annuity Commencement Date, you can transfer all or a portion of your Contract Value among and between the Investment Divisions and/or the Fixed Option by Request. Transfer Requests can only be made by the Contract Owner. A Transfer generally will be effective on the date the Request is received if received before 4:00 p.m. ET, unless your Request designates some later date. A Transfer Request we receive after 4:00 p.m. ET will be considered received on the next following Valuation Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers involving the Fixed Options, as more fully described in your Contract.


You can make Transfer Requests by telephone if you have completed and sent to us a Telephone Request Form. The Form may be obtained by contacting our Administrative Offices. Telephone Transfers completed before 4:00 p.m. ET will be made on that day at that day's unit values. Calls completed after 4:00 p.m. ET will be made on the next Valuation Date, at that day's unit values. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine such as:


o requiring some form of personal identification prior to acting on instructions,
o     providing written confirmation of the transaction, and/or
o     tape recording the instructions given by telephone.


If we follow these procedures, we will not be liable for any loses due to unauthorized or fraudulent telephone instructions. We reserve the right to suspend telephone privileges at anytime, for some or all Contracts, and for any reason.


Cash Withdrawals

You may withdraw all or part of your Contract Value at any time before the date annuity payments begin by submitting a written withdrawal Request to our Administrative Offices. The amount payable to you if you surrender your Contract is your Contract Value as determined on the Valuation Date we receive your Request. If you surrender your Contract, that is, make a withdrawal of your entire Contract Value, all rights under the Contract will terminate. You should know that you can apply amounts payable upon surrender to an annuity payment option instead of taking a lump sum.

If you request a partial withdrawal, your Contract Value will be reduced by the dollar amount withdrawn. Partial withdrawals are unlimited. You must specify the Investment Divisions or Fixed Options from which the withdrawal is to be made. If we receive your request for a partial withdrawal less then 30 days before your Annuity Commencement Date, we may, at our option, delay the Annuity Commencement Date for up to 30 days. You should know that you may have to pay Premium Tax upon making a surrender or partial withdrawal.

Amounts payable to you upon a surrender or partial withdrawal attributable to your Variable Account will be paid within seven days of our receipt of your Request. However, we may postpone payment of these amounts for any longer period as permitted by the Securities and Exchange Commission.

If you surrender your Contract during the first twelve months after you purchased it, we will assess a $50.00 administrative fee. Similarly, if you make a partial withdrawal during that first twelve months, we will assess a $25.00 administrative fee. In addition, you may be required to pay taxes on amounts you receive from a surrender or partial withdrawal, including a 10% penalty tax.

Please refer to your Contract for additional restrictions that may apply to withdrawals involving your Guaranteed Account.

Charges and Deductions

Contract Maintenance Charge

We deduct $30 from your Contract Value if your Contract Value is less than $5,000 on December 31 of any year. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state of residence. We assess this charge during the second quarter after December 31 on which your Contract Value was less than $5,000.

Sales Charge

We do not impose any sales charges.

Administrative Fee

We impose a $50 charge if you surrender your Contract during the first 12 months after it was issued to you. We do not assess this charge, however, if you cancel your Contract during the free look period. We impose a $25 charge if you make a partial withdrawal during the first 12 months after the Contract was issued to you.

Premium Taxes

The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change. These Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

We presently make no deduction from Contributions for Premium Taxes; however, we reserve the right to make such deductions from Contributions, the Contract Value upon the annuity date, and surrender or partial withdrawal amounts or periodic payment amounts.

Mortality and Expense Risk Charge

We deduct from each Investment Division's Accumulation Unit value an amount, computed daily, a mortality and expense risk charge which is equal to an annual rate as described below. This charge is intended to compensate us for the mortality and expense risks we assume under the Contracts.

The level of the mortality and expense risk charge applicable to your Contract during the first calendar year will be based upon your initial Contribution, in accordance with the schedule set forth below. The amount of this charge in subsequent calendar years will be based upon your Contract Value as of December 31 of the previous calendar year, in accordance with the schedule.

 --------------------------------------------
   M & E Risk Charge      Contract Value

 --------------------------------------------
 --------------------------------------------
         0.75%          From $0 - 9,999.99
 --------------------------------------------
 --------------------------------------------
         0.50%            From $10,000 -
                             24,999.99

 --------------------------------------------
 --------------------------------------------
         0.25%            From $25,000 -
                             49,999.99

 --------------------------------------------
 --------------------------------------------
         0.00%           From $50,000 and
                              greater

 --------------------------------------------

Since we determine the level of the mortality and expense risk charge based on your December 31 Contract Value, you should monitor your Contract Value closely to ensure that, to the extent possible, you are taking advantage of the lowest possible level of the charge. Each level of this charge is guaranteed and will not be increased.


Eligible Fund Expenses

Your Variable Account Value reflects the value of Eligible Fund shares and, therefore, the fees and expenses paid by the Eligible Fund. A complete description of the fees, expenses and deductions from the Eligible Funds is found in the accompanying Prospectus for the Fund.


Death Benefit

We will pay a death benefit to your beneficiary upon our receipt of proof of your death if your death occurs before the Annuity Commencement Date. The death benefit, if any, will be your Contract Value as of the date of your death.

If you die after the Annuity Commencement Date, the remaining portion of your interest will continue to be distributed at least as quickly as under the method of distribution being used before your death.

If you die before the Annuity Commencement Date, we will complete distribution of your entire interest within five years of your date of death, except to the extent that you make an election to receive distributions in accordance with one of the following:

o If your interest is payable to a designated beneficiary, then your whole interest may be distributed over the life or life expectancy of that beneficiary or over a period not extending beyond the life expectancy of the beneficiary beginning not later than one year after your date of death.

o If the only designated beneficiary is your surviving spouse, the date distributions are required to begin under the above cannot be earlier than the later of (1) December 31 of the year right after the year in which you died or (2) December 31 of the year in which you would have reached age 70 1/2.

If the designated beneficiary is your surviving spouse, your spouse may treat the Contract as his or her own IRA. This election will be considered to have been made if your surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from such Contract, or fails to choose any of the above provisions.

We compute life expectancy by using the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations. For purposes of distributions that begin after your death, life expectancies will be recalculated annually, unless your surviving spouse elects otherwise by the time distributions are required to begin. Such an election will be irrevocable by your surviving spouse and will apply to all subsequent years. In the case of any other designated beneficiary, life expectancies will be calculated using the attained age of that beneficiary in the year in which distributions are required to begin under this section. In that case, payments for any subsequent calendar year will be calculated based on such life expectancy decreased by one for each year which has passed since the year life expectancy was first calculated.

Distributions under this section are considered to have begun if they are made on account of you reaching your required beginning date or if, before your required beginning date, distributions irrevocably begin to you over a period allowed and in an annuity form acceptable under section 1.401(a)(9) of the Income Tax Regulations.

You may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary that you make revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

o if there is more than one primary surviving beneficiary, your Contract Value will be shared equally among them,

o if any primary beneficiary dies before you, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally,

o if there is no surviving primary beneficiary, your Contract Value will pass to any surviving contingent beneficiary, and if more than one contingent beneficiary, will be shared equally among them,

o if no beneficiary survives you, your Contract Value will pass to your estate, or

o if the designation of the beneficiary was not adequately made, your Contract Value will pass to your estate.

Annuity Options

You can choose an Annuity Commencement Date and the form of annuity payments ("Annuity Options") at any time during the Accumulation Period. The Annuity Commencement Date you elect generally must, to avoid the imposition of an excise tax, not be later than April 1 of the year right after the year in which you attain age 70 1/2 without regard to your actual retirement date or termination of employment date. It is your responsibility to file the necessary Request with GWL&A.

You may postpone or accelerate your Annuity Commencement Date, or change any of your Annuity Option elections, by sending a Request to our Administrative Offices up to 30 days before the existing Annuity Commencement Date. If any Annuity Commencement Date you have elected would be less than 30 days from the date your Request is received, we may delay the date you have elected, but not by more than 30 days.

The Contract provides for the Annuity Options described below, as well as other Annuity Options that we may choose to make available in the future. Except as otherwise noted, the Annuity Options provide for payments on a variable, fixed or combination basis. You may elect more than one Annuity Option. If you do not elect an Annuity Option, your Contract automatically provides for a variable life annuity (with respect to the variable portion of your Contract) and/or a fixed life annuity (with respect to the fixed portion of your Contract) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based on the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

o     Option No. 1:  Fixed Life Annuity

This option provides an annuity payable monthly during the lifetime of the Annuitant. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died before the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

o     Option No. 2:  Fixed Life Annuity with Payments Guaranteed for
   Designated Periods

This option provides monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. Under this option, there is a guarantee that if, at the death of the Annuitant, payments have been made for less than the designated period, the beneficiary will receive payments for the rest of the period. The designated period may be 5, 10, 15, or 20 years.

o Option No. 3: Joint and One-Half Survivor (available only as fixed dollar payments)

This option provides an annuity payable during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the annuitant, and while only the designated second person is alive, the amount payable will be one-half of the amount paid while both were living. It would be possible under this option for the annuitant and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

o Option No. 4: Income of Specified Amount (available only as fixed dollar payments)

Under this option, the amount of the periodic benefit may be paid in equal annual, semiannual, quarterly, or monthly installments in the dollar amount elected, provided that the annuity payment period is not less than 36 months nor more than 240 months.

o Option No. 5: Income for Specified Period (available only as fixed dollar payments)

Under this option, payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected period of not less than 36 months nor more than 240 months.

o     Option No. 6:  Fixed Life Annuity with Installment Refund Period

Under this payment option, monthly payments will be paid for the life of the Annuitant or until the sum of the payments made equals the amount applied, whichever is greater. This option may not be available in all states or under your Contract.

Variable Annuity Payments

Variable annuity payments will be determined on the basis of:

o     the Variable Account Value prior to the Annuity Commencement Date;

o     the annuity tables contained in the Contract which reflect your age;

o     the type of annuity option(s) selected; and

o the investment performance of the Eligible Funds after the Annuity Commencement Date.

You receive the value of a fixed number of Annuity Units each month.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Variable Sub-Account on which variable annuity payments are based. We calculate the number of Annuity Units for each Variable Sub-Account by dividing the amount of the first monthly payment by the value of an Annuity Unit on the fifth Valuation Period before the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of the units will vary with the performance of the Eligible Fund.

The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited to the Contract Value on the fifth Valuation Period before the Annuity Commencement Date to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 3.0% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value. These annuity tables vary according to the form of annuity selected and according to your age at the Annuity Commencement Date.

The 3.0% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Factor (annualized) exceeds 3.0%, the payment will increase at a rate equal to the amount of this excess. However, if the actual rate is less than 3.0%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

The amount of subsequent payments is determined by multiplying the number of Annuity Units to be paid by the appropriate Annuity Unit value on the fifth Valuation Period before the date the payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

o the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

o a factor of .999932 to neutralize the assumed investment return of 3.0% per year used in the annuity table.

The value of the Annuity Units is determined as of a Valuation Period five days before the payment in order to allow the calculation of the amount of annuity payments and the mailing of checks before their due date.

Fixed Annuity Payments

The guaranteed level of fixed annuity payments will be determined on the basis of:

o     the Guaranteed Account Value before the Annuity Commencement Date,

o the annuity tables contained in the Contract which reflect your age, and

o     the type of annuity option(s) elected.

The payment amount may be greater, however, if we are using a more favorable table on your Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value will be applied to the variable annuity option elected and the Guaranteed Account Value will be applied to the fixed annuity option.

Proof of Age and Survival

We may require proof of age and survival from any payee if payments depend on that payee's age or survival.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments. Fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as requested. However, if any payment to be made under any annuity option will be less than $100 we may make the payments in the most frequent interval which produces a payment of at least $100. If the net amount available to apply under any Annuity Option is less than $2,000, we may pay it in one lump sum. The maximum amount that may be applied under an Annuity Option without the prior written consent of GWL&A is $1,000,000.

Periodic Payment Options

We offer two distribution options that are not considered Annuity options: The Estate Maximizer Option ("EMO") and the Flexible Payment Option ("FPO"). These options are available to any Contract Owner, but with respect to the EMO, you must be at least age 70 1/2.

Since EMO and FPO are not Annuity options, your Contract remains in the Accumulation Period and retains all rights and flexibility described in this Prospectus. When we make payments to you under these options, the value of Accumulation Units canceled will be withdrawn in the same order that the Contributions were applied to your Contract and on a pro rata basis; that is, proportioned across the Investment Divisions to which you have allocated your Contributions.

Distributions from a periodic payment option before age 59 1/2 may be subject to an early withdrawal penalty under the Internal Revenue Code. Distributions after age 59 1/2 will not be subject to penalties as long as payments are substantially level and are paid over a period of not less than five years.

All payments made to you when you reach age 70 1/2 from any periodic payment option must comply with the Internal Revenue Code's minimum distribution regulations.

We reserve the right to discontinue the availability of these distribution options and to change the terms for future elections.

Once you elect an option, you may revoke it at any time by submitting a Request to our Administrative Offices. Any revocation you make will apply only to the amounts that have not yet been paid. Once you revoke an EMO or FPO, you may not elect it again.

If any periodic payment will be less than $100, we may make the payments in the most frequent interval which produces a payment of at least $100.

FPO is different from EMO in the following ways:

o FPO payments are made for a fixed dollar amount or a fixed time period whereas EMO payments vary in dollar amount and can continue indefinitely during your lifetime, and

o     generally, FPO payments will be higher than expected EMO payments.

You should carefully assess your future income needs when considering the election of these distribution options.

Estate Maximizer Option ("EMO")

We will calculate and distribute an annual amount using the method contained in the Internal Revenue Code's minimum distribution regulations. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow. The annual distribution is determined by dividing your Contract Value by a life expectancy factor from tables designated by the Internal Revenue Service. The factor will be based on either your life expectancy or the joint life expectancy of you and your spouse and will be redetermined for each year's distribution. The Contract Value to be used in this calculation is your Contract Value on the December 31 before the year in which the EMO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Internal Revenue Code or applicable regulations.

Flexible Payment Option ("FPO")

FPO payments are available on a monthly, quarterly, semiannual or annual basis. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow.

You may elect one of two methods of distribution for payments from Variable Sub-Accounts:

o Specified Payment - payments of a designated dollar amount. The dollar amount chosen must be greater than or equal to the minimum distribution amount allowed by the Internal Revenue Code and applicable regulations. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. Payments will stop on the earlier of:

o     the date the amount you elected to be paid has been reduced to zero, or

o     your Contract Value is zero.

o Specified Period - payments for a designated time period. The annual distribution amount must be greater than or equal to the minimum distribution amount required by the Internal Revenue Code and applicable regulations. Each annual distribution is determined by dividing your Contract Value by the number of years remaining in the elected period. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three years, but not greater than the Annuitant's life expectancy factor. Payments will stop on the earlier of:

o     the date the amount you elected to be paid has been reduced to zero, or

o     your Contract Value is zero.

For purposes of determining the amount to be distributed under each of these distribution methods, life expectancy will be recalculated annually based on
Section 401(a)(9) of the Internal Revenue Code or applicable regulations.

Federal Tax Consequences

The ultimate effect of federal income taxes on your Contract Value, on annuity payments and on the economic benefit to you, the beneficiary or other payee depends on GWL&A's tax status, and upon the tax and employment status of the individual concerned. The discussion which follows is general in nature and is not intended as tax advice. No representation is made regarding the likelihood of the continuation of present federal income tax law or of the current interpretations of the Internal Revenue Service. No discussion of state or other tax laws is provided. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

Taxation of GWL&A

GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Internal Revenue Code. The Series Account is taxed as a part of GWL&A, not as a "regulated investment company" under Part I of Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Contract Value. Under existing federal income tax law, such amounts do not generally result in any tax to GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from your account balance for taxes, if any, imposed with respect to such items in the future.

Individual Retirement Annuities (IRAs)

In general, set forth below are some comments concerning the federal income taxation of IRAs under Sections 72 and 408 of the Internal Revenue Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. You and your beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws.

To qualify as an IRA under Section 408 of the Internal Revenue Code, the Annuitant must at all times be the owner of the Contract. Your entire interest is nonforfeitable and nontransferable. Contributions may not exceed the limitations allowable under the Internal Revenue Code. You may not borrow from the Contract or pledge the annuity or any portion of it as security for a loan. If you borrow money under the Contract, including a policy loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in your gross income for the year. If you pledge any portion of the Contract as security for a loan, that portion is deemed distributed on the first day of the year in which the pledge was made and is includible in your gross income.

Generally, a Contract Owner who is a natural person is not taxed on increases (if any) in the value of the Contract until a distribution. Internal Revenue Code Section 408(d)(1) provides that distributions from IRAs, including total or partial withdrawals and annuity payments, are generally taxed for federal income tax purposes under Code Section 72. Under these rules, a portion of the distribution may be excludable from income if any nondeductible contributions were made. However, if the initial Contribution to this IRA was entirely from pre-tax contributions to a qualified plan, the entire amount distributed generally will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions.

Rollovers

Generally, you may receive a distribution of any amount from an IRA and within 60 days roll that amount, or any part of it, over into any other IRA. Amounts properly rolled over will not be included in gross income until a distribution is taken from the new IRA. Only one rollover from a particular IRA to any other IRA may be made in any one-year period. Certain other restrictions apply.

You may receive a distribution from an IRA and within 60 days roll it over into a qualified plan, only if all the funds in the IRA are attributable to a previous rollover distribution from a qualified plan. Similarly, you may receive a distribution from an IRA and within 60 days roll it over into a plan described under Section 403(b) of the Internal Revenue Code, only if all the funds in the IRA are attributable to a previous rollover distribution from such a plan. If you mix a rollover contribution from a qualified plan with other contributions or funds from other sources, the right to roll it back into a qualified plan is forfeited.

Required Beginning Date/Minimum Distribution Requirements Your entire interest in the Contract typically must be distributed, or begin to be distributed, by April 1 following the year in which you reach age 70 1/2. Required distributions must be made over a period not exceeding your life expectancy or the joint lives of you and your designated beneficiary. If the amount distributed does not meet the minimum distribution and incidental death benefit requirements of Internal Revenue Code Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed on you.

Premature Withdrawals

Distributions made before you reach age 59 1/2 are premature distributions and ordinarily are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, the penalty tax will not apply to distributions that are:

o     made to a beneficiary or your estate on or after your death,

o attributable to you being disabled within the meaning of code Section 72(m)(7), or

o made as a part of a series of substantially equal periodic payments (at least annually) for your life or life expectancy or the joint lives or life expectancies of you and your designated beneficiary.

If the last exemption above applies at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability), before you reach age 59 1/2 or, within five years of the date of the first payment, whichever is later, you are liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs.

Other exemptions may apply. For more details, consult a qualified tax adviser.

Distributions on Death of Contract Owner

If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If you die before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated beneficiary, the distributions may be paid over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as payments start within one year of your death. If the sole designated beneficiary is your spouse, the Contract may be continued in the name of the spouse as Contract Owner.

A surviving spouse, who is your beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to you or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on your death under these rules have not been distributed or any additional amounts are contributed to the annuity.

Federal Income Tax Withholding on Distributions

Taxable   distributions  from  an  IRA  are  generally  subject  to  income  tax withholding in the following manner:

o If the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages.

o In the case of any other kind of distribution, a flat 10% will be withheld, unless the recipient elects not to have the tax withheld.

Performance Related Information

From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below are tables of performance related information for each of the four levels of the Mortality and Expense Risk Charge that may be assessed under the Contracts. For the "Inception Date" of a particular Investment Division see the "Total Return" tables below.

--------------------------------------------------------------------------------
    Investment Division               Yield                 Effective Yield

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Maxim Money Market a*              5.12%                      5.25%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Maxim Money Market o*              5.51%                      5.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Maxim Money Market u*              5.80%                      5.96%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Maxim Money Market z*              6.08%                      6.26%

--------------------------------------------------------------------------------


Yield and effective Yield for the Money Market Investment Division is for the 7-day period ended December 31, 1999. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.

The following table illustrates standardized average annual total return for the periods ended December 31, 1999 and cumulative total return since inception.


Total Return

-----------------------------------------------------------------------------------------

 Investment Divisions      Date of      1 Year Average   Average Annual    Cumulative
          a*              Inception      Annual Total     Total Return    Total Return

                                            Return      Since Inception  Since Inception


-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim INVESCO ADR*      June 23, 1995       29.54%            7.83%           40.68%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Index 600         June 20, 1995       10.90%           11.69%           65.10%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Growth Index     August 9, 1995       25.80%           27.48%          190.87%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles                         -1.28%           12.16%           65.62%
Small-Cap Value        August 9, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Stock Index       June 20, 1995       18.72%           24.24%          167.54%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Ariel Small-Cap  August 9, 1995       -6.61%           11.01%           58.32%
Value

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Founders Growth   June 30, 1997       14.04%           16.43%          46.36%
& Income+

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Value Index      August 9, 1995       10.44%           19.89%          122.04%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim U.S. Government                       -0.34%            5.03%           24.08%
Mortgage Securities    August 9, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Bond Index+                           -1.16%            4.24%           20.01%
                       August 9, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles    August 9, 1995       3.98%             8.38%           42.46%
Corporate Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Short-Term        April 1, 1996       2.49%             4.50%           17.96%
Maturity Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Money Market      July 5, 1995        3.93%             4.23%           20.46%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim T. Rowe Price     June 30, 1997       23.54%           22.21%          65.25%
MidCap Growth

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

 Investment Divisions      Date of      1 Year Average   Average Annual    Cumulative
          o*              Inception      Annual Total     Total Return    Total Return

                                            Return      Since Inception  Since Inception


-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim INVESCO ADR*      July 24, 1995       30.00%            7.73%           39.19%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Index 600         July 24, 1995       11.29%           11.51%           62.25%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Growth Index      July 24, 1995       26.25%           27.91%          198.40%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles                         -0.93%           12.85%           70.52%
Small-Cap Value        August 3, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Stock Index       July 24, 1995       19.14%           24.65%          166.10%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Ariel Small-Cap   July 24, 1995       -6.27            11.72%           63.57%
Value

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Founders Growth   June 30, 1997       14.45%           16.84%          47.67%
& Income+

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Value Index       July 24, 1995       10.84%           20.33%          127.45%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim U.S. Government                       0.01%             5.39%           26.26%
Mortgage Securities     July 24, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Bond Index+                           -0.80%            4.60%           22.09%
                        July 24, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles     July 24, 1995       4.35%             8.77%           45.28%
Corporate Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Short-Term       March 13, 1996       2.86%             4.85%           19.73%
Maturity Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Money Market      November 30,        4.30%             4.52%           19.81%

                            1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim T. Rowe Price     June 30, 1997       23.99%           22.65%          66.74%
MidCap Growth

-----------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------

 Investment Divisions      Date of      1 Year Average   Average Annual    Cumulative
          u*              Inception      Annual Total     Total Return    Total Return

                                            Return      Since Inception  Since Inception


-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim INVESCO ADR*     October 3, 1995      30.32%            9.15%           45.05%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Index 600         September 8,        11.57%           10.36%           53.03%

                            1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Growth Index      September 8,        26.56%           28.06%          190.75%

                            1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles                         -0.68%           12.97%           65.36%
Small-Cap Value         November 17,

                            1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Stock Index       July 12, 1995       19.44%           24.54%          166.94%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Ariel Small-Cap   July 12, 1995       -6.04%           11.52%           62.84%
Value

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Founders Growth   June 30, 1997       14.73%           17.14%          48.60%
& Income+

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Value Index       July 12, 1995       11.11%           20.29%          128.50%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim U.S. Government                       0.26%             5.29%           25.92%
Mortgage Securities     July 12, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Bond Index+                           -0.55%            4.46%           20.54%
                        September 19,

                            1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles     September 19,       4.61%             8.39%           41.25%
Corporate Bond              1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Short Term       March 11, 1995       3.11%             5.10%           20.85%
Maturity Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Money Market      November 16,        4.56%             4.83%           21.50%

                            1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim T. Rowe Price     June 30, 1997       24.29%           22.96%          67.79%
MidCap Growth

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

 Investment Divisions      Date of      1 Year Average   Average Annual    Cumulative
          z*              Inception      Annual Total     Total Return    Total Return

                                            Return      Since Inception  Since Inception


-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim INVESCO ADR*     October 4, 1995      30.65%            9.32%           45.94%


-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Index 600        August 9, 1995       11.85%           11.65%           62.33%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Growth Index      July 26, 1995       26.87%           28.22%          201.17%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles                         -0.43%           13.42%           74.31%
Small-Cap Value        August 3, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Stock Index      August 9, 1995       19.73%           25.33%          169.87%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Ariel Small-Cap  August 3, 1995       -5.80%           12.23%           66.38%
Value

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Founders Growth   June 30, 1997       15.02%           17.43%          49.52%
& Income+

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Value Index      August 13, 1995      11.39%           21.02%          130.90%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim U.S. Government                       0.51%             5.98%           29.36%
Mortgage Securities     July 26, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Bond Index+                           -0.30%            5.17%           25.07%
                        July 26, 1995

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Loomis Sayles     July 26, 1995       4.87%             9.32%           48.46%
Corporate Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Short Term       August 16, 1996      3.37%            5.43%           19.53%
Maturity Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim Money Market      July 5, 1995        4.82%            5.13%           25.20%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Maxim T. Rowe Price     June 30, 1997       24.60%           23.27%          68.84%
MidCap Growth

-----------------------------------------------------------------------------------------
-----------

Mortality & Expense Risk Charge                             Contract Value
      a* =        0.75%                         $0 - $9,999.99
      o* =        0.50%                         $10,000 - $24,999.99
      u* =        0.25%                         $25,000 - $49,999.99
      z* =        0.00%                         $50,000 and greater


* On February 11, 2000, the underlying Eligible Fund for this Investment Division was changed from the Maxim Foreign Equity Portfolio to the Maxim INVESCO ADR Portfolio. Consequently, the performance shown in the table reflects the performance of the Investment Division when it invested in the Maxim Foreign Equity Portfolio.

+ Formerly the Maxim Blue Chip Investment Division.
+ Formerly the Maxim Investment Grade Corporate Bond Investment Division.


The Series Account may include performance information about the Investment Divisions in advertisements or other sales material.

When we advertise the total return of one of these Investment Divisions, it will be shown as average annual total return for one year, five years, and ten years or since its inception if the Investment Division has not been in existence for at least ten years. Average annual total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). In calculating average annual total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period. In addition to average annual total return, we may also advertise cumulative total return, year-by-year total return or total return of the Eligible Funds prior to their availability in the Series Account.

For the Money Market Investment Division, "yield" means the income generated by an investment in the Money Market Investment Division over a certain seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Money Market Investment Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The yield and effective yield calculations for the Money Market Investment Division include all recurring charges under the Contract, and is lower than yield and effective yield of the corresponding Money Market Portfolio, which does not have comparable Contract charges. Total return for the Investment Divisions include all charges under your Contract, and likewise, is lower than total return of the corresponding Eligible Funds which have no comparable Contract charges.

For more complete information on the method used to calculate yield, effective yields, and total return of the respective Investment Divisions, see the "Statement of Additional Information."

Voting Rights

To the extent required by applicable law, GWL&A will vote the shares of the Eligible Funds held by the Investment Divisions of the Series Account at regular and special meetings of shareholders of the Fund in accordance with instructions received from Contract Owners. If, however, the Investment Company Act of 1940 or any regulation should be amended, or if the present interpretation of that Act should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest relating to the Eligible Fund shares attributable to your Variable Sub-Account. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

The number of votes which you have the right to cast will be determined by applying your percentage interest in an Investment Division to the total number of votes attributable to that Investment Division. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to your Contract will decrease as the assets held to fund the annuity payments decrease.

Shares for which we do not receive timely instructions and shares held by us as to which Contract Owners have no beneficial interest will be voted in the same proportion as the voting instructions which have been received. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying portfolio of the Fund.

Distribution of the Contracts


One Orchard Equities, Inc. ("One Orchard"), 8515 East Orchard Road, Englewood, Colorado 80111, is the principal underwriter and the distributor of the Contracts. One Orchard is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Applications for the Contracts will be solicited by duly licensed insurance agents of GWL&A who are registered with One Orchard. One Orchard is an affiliate of Great-West.


No commissions will be paid to any person for the sale of Contracts.

Amendment of Contracts

We reserve the right to amend the Contract without the consent of any person in order to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. We will notify you of any such changes.

Ownership

The Contract Owner has all rights under the Contract. By law, the assets of the Series Account are held for the exclusive benefit of the Contract Owners and their designated beneficiaries. These assets cannot be charged with liabilities that arise out of any other business we may conduct.

State Regulation

As a life insurance company organized and operated under Colorado law, we are subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Colorado Division of Insurance at all times and a full examination of our operations is conducted by the National Association of Insurance Commissioners at least once every three years.

Reports

We will furnish to you semi-annual and annual reports concerning the operations of the Investment Divisions. In addition, you will be furnished not less frequently than annually a statement of your Contract Value.

Rights Reserved by Great-West

We reserve the right to make certain changes we feel would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

o To transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.

o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a Valuation Date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative
allocation   instructions.   If  we  do  not  receive  your  changed  allocation
instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we receive an order from the Securities and Exchange Commission permitting us to substitute shares of a mutual fund for shares of the corresponding Eligible Fund.

If we decide to make new investment options available under the Contracts, in our sole discretion, we may or may not make those options available to you.

Substitution of Investments

Where we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the discontinued Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters

Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

Registration Statement


We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.


Statement of Additional Information

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

      1.  Custodian and Independent Auditors
      2.  Underwriter
      3.  Calculation of Performance Data
      4.  Financial Statements


Inquiries and requests for a Statement of Additional Information should be directed to GWL&A in writing at 8525 E. Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at (800) 338-4015.

                                   Appendix A

                                   APPENDIX A

                         Condensed Financial Information

                      Selected Data for Accumulation Units

                       Outstanding Throughout Each Period

                         For the Years Ended December 31


                    MAXIM MONEY MARKET INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A        O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $11.63  $11.46  $11.61  $11.95   $11.14  $10.93   $11.06   $11.36
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $12.10  $11.95  $12.14  $12.52   $11.63  $11.46   $11.61   $11.95
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase              .47     .49     .53     .57     .49      .53     .55      .59
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           19,672.154,003.7108,972.375,328.20,837.4641,474.975,566.21226,071.77
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A        O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $10.66 $10.47  $10.54  $10.79   $10.23  $10.02  $10.05   $10.27
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $11.14 $10.93  $11.06  $11.36   $10.66  $10.47  $10.54   $10.79
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                 .48    .46     .52     .57      .43     .45     .49      .52
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           12,004.726,660.232,201.680,773.09,449.98 12,173.715,907.3759,518.32
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(3)  O*(15)  U*(15)   Z*(3)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $10.00 $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $10.23 $10.02  $10.05  $10.27
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                 .23    .02     .05     .27
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           2,395.98 926.69 1,445.2944,935.09
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------







                    MAXIM BOND INDEX INVESTMENT DIVISION++


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $12.09  $12.26  $12.24  $12.48  $11.37   $11.51  $11.46   $11.66
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $11.96  $12.16  $12.18  $12.45  $12.09   $12.26  $12.24   $12.48
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase             (.13)   (.10)   (.06)   (.03)    .72     .75      .78      .82
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           7,068.2718,853.019,881.968,065.18,742.3810,556.4419,279.560,223.73
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $10.72 $10.82  $10.75  $10.91   $10.48 $10.55   $10.45  $10.58
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $11.37 $11.51  $11.46  $11.66   $10.72 $10.82   $10.75  $10.91
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                 .65    .69     .71     .75      .24    .27      .30     .32
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           6,517.108,451.898,892.1218,942.34,019.395,887.41 2,497.9814,123.28
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(8)   O*(5)  U*(11)   Z*(6)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $10.48  $10.55  $10.45  $10.58
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                .48     .55     .45     .58
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of            756.56 1,298.142,523.647,411.72
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------








                      MAXIM STOCK INDEX INVESTMENT DIVISION


-------------------------------------------------------------------------------------------

                             1999 By Category                   1998 By Category

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                       A       O        U        Z        A        O        U        Z

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Value at beginning  $23.18  $23.27   $23.48   $23.69   $18.42   $18.45   $18.56   $18.68
of period

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Value at end of     $27.54  $27.72   $28.04   $28.36   $23.18   $23.27   $23.48   $23.69
period


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Increase            4.36    4.45     4.56     4.67     4.76     4.82     4.92     5.01
(decrease) in
value of
Accumulation Units


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Number of           56,641.1134,110.5148,486.4462,932.257,660.73123,326.4138,697.8360,224.24
Accumulation Units
outstanding at end
of period

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                             1997 By Category                   1996 By Category

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                       A       O        U        Z        A        O        U        Z

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Value at beginning    $14.01 $14.00   $14.06   $14.11    $11.59  $11.55   $11.57   $11.58
of period

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Value at end of       $18.42 $18.45   $18.56   $18.68    $14.01  $14.00   $14.06   $14.11
period


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Increase                4.41   4.45     4.50     4.57      2.42    2.45     2.49     2.53
(decrease) in
value of
Accumulation Units


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Number of           53,406.893,690.46101,305.8216,413.930,565.1348,278.7750.780.90119,929.73
Accumulation Units
outstanding at end
of period

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                1995 By Category


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                     A*(1)   O*(5)    U*(4)    Z *(8)

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00   $10.00   $10.00
of period

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Value at end of      $11.59  $11.55   $11.57   $11.58
period


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Increase               1.59    1.55     1.57     1.58
(decrease) in
value of
Accumulation Units


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Number of           4,042.6311,673.4718,708.7355,122.00
Accumulation Units
outstanding at end
of period

-------------------------------------------------------------------------------------------

        MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                            1999 By Category                 1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $12.40  $12.58  $12.69   $12.81  $11.67   $11.80   $11.88  $11.95
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $12.37  $12.58  $12.73   $12.87  $12.40   $12.58   $12.69  $12.81
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase             (.03)    .00     .04     .06      .73     .78      .81      .86
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           15,855.627,784.628,714.6114,042.314,629.820,647.7733,304.47108,890.83
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                            1997 By Category                 1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $10.82 $10.92  $10.96  $11.00    $10.45 $10.52   $10.54   $10.55
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $11.67 $11.80  $11.88  $11.95    $10.82 $10.92   $10.96   $11.00
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                 .85    .88     .92     .95       .37    .40      .42      .45
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           8,773.9915,501.117,934.437,775.135,272.408,847.40 7,526.42 18,157.75
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(8)   O*(5)   U*(4)   Z*(6)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $10.45  $10.52  $10.54  $10.55
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                .45     .52     .54     .55
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           731.02  5,864.011,624.617,344.94
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------







                       MAXIM INDEX 600 INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $15.58  $15.71  $15.85  $15.99  $15.95   $16.04  $16.15   $16.25
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $17.29  $17.48  $17.68  $17.89  $15.58   $15.71  $15.85   $15.99
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase             1.71    1.77    1.83    1.90    (.37)   (.33)    (.30)    (.26)
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           22,442.024,822.026,469.765,423.323,227.728,845.2731,905.161,018.77
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $13.28 $13.33  $13.38  $13.43   $11.60 $11.62   $11.63  $11.65
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $15.95 $16.04  $16.15  $16.25   $13.28 $13.33   $13.38  $13.43
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                2.67   2.71    2.77    2.82     1.68   1.71     1.75    1.78
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           21,596.122,264.829,959.149,337.113,245.317,113.5120,809.028,991.22
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(1)   O*(5)   U*(9)   Z*(8)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    10.00   10.00   10.00   10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $11.60  $11.62  $11.63  $11.65
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase               1.60    1.62    1.63    1.65
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           2,240.545,959.113,318.1414,397.06
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------


                    MAXIM GROWTH INDEX INVESTMENT DIVISION


----------------------------------------------------------------------------------------

                             1999 By Category                  1998 By Category

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                       A       O        U        Z        A       O       U       Z

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Value at beginning  $24.77  $24.99   $25.21   $25.44   $18.18  $18.29  $18.41  $18.53
of period

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Value at end of     $31.19  $31.55   $31.91   $32.27   $24.77  $24.99  $25.21  $25.44
period


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Increase            6.42    6.56     6.70     6.83     6.59    6.70    6.80    6.91
(decrease) in
value of
Accumulation Units


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Number of           75,452.5131,008.4147,867.8400,784.264,431.5109,295.114,929.246,772.24
Accumulation Units
outstanding at end
of period

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                             1997 By Category                  1996 By Category

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                       A       O        U        Z        A       O       U       Z

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Value at beginning    $14.17 $14.22   $14.28   $14.34    $11.69 $11.71  $11.72  $11.74
of period

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Value at end of       $18.18 $18.29   $18.41   $18.53    $14.17 $14.22  $14.28  $14.34
period


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Increase                4.01   4.07     8.20     4.19      2.48   2.51    2.56    2.60
(decrease) in
value of
Accumulation Units


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Number of           43,323.465,415.2968,910.66113,708.423,490.035,100.638,890.964,886.39
Accumulation Units
outstanding at end
of period

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                1995 By Category


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                     A*(8)   O*(5)    U*(9)    Z*(6)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00   $10.00   $10.00
of period

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Value at end of      $11.69  $11.71   $11.72   $11.74
period


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Increase               1.69    1.71     1.72     1.74
(decrease) in
value of
Accumulation Units


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Number of           3,339.1010,056.699,367.33 19,673.41
Accumulation Units
outstanding at end
of period

----------------------------------------------------------------------------------------







                      MAXIM VALUE INDEX INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                            1999 By Category                 1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $20.90  $21.09  $21.28   $21.47  $18.40  $18.52   $18.64   $18.76
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $23.11  $23.38  $23.65   $23.92  $20.90  $21.09   $21.28   $21.47
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase             2.21    2.29    2.37     2.45    2.50    2.57     2.64     2.71
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           43,966.784,831.0100,429.272,374.141,606.681,338.994,959.15183,410.06
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                            1997 By Category                 1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $13.82 $13.88  $13.93  $13.99    $11.55 $11.56  $11.58   $11.60
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $18.40 $18.52  $18.64  $18.76    $13.82 $13.88  $13.93   $13.99
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                4.58   4.64    4.71    4.77      2.27   2.32    2.35     2.39
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           34,549.961,417.465,117.9113,775.916,778.032,274.032,323.2246,735.19
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                            A*(8) O*(5) U*(4) Z*(10)


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $11.55  $11.56  $11.58  $11.60
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase               1.55    1.56    1.58    1.60
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           1,666.797,395.1812,134.818,036.45
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------







               MAXIM ARIEL SMALL-CAP VALUE INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $17.60  $17.76  $17.92  $18.08  $16.37   $16.48  $16.59   $16.69
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $16.45  $16.64  $16.83  $17.03  $17.60   $17.76  $17.92   $18.08
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            (1.15)  (1.12)  (1.09)  (1.05)   1.23     1.28    1.33     1.39
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           14,905.924,057.435,698.166,232.515,277.825,248.8036.738.656.570.22
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $12.90 $12.95  $13.00  $13.06   $11.02 $11.04   $11.05  $11.07
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $16.37 $16.48  $16.59  $16.69   $12.90 $12.95   $13.00  $13.06
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                3.47   3.53    3.59    3.63     1.88   1.91     1.95    1.99
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           12,300.017,280.029,579.630,895.85,037.637,695.51 12,528.58,094.84
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(8)   O*(5)   U*(4)   Z*(7)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $11.02  $11.04  $11.05  $11.07
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase               1.02    1.04    1.05    1.07
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of            773.21 1,371.515,416.352,801.92
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------

                    MAXIM INVESCO ADR INVESTMENT DIVISION+


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $11.01  $11.05  $11.13  $11.23  $10.30  $10.31   $10.36   $10.43
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $14.27  $14.36  $14.50  $14.67  $11.01  $11.05   $11.13   $11.23
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            3.26    3.31    3.37    3.44    .71     .74      .77      .80
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           16,549.527,587.728,715.769,616.014,150.017,599.4722,714.2229,845.49
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $11.00 $10.99  $11.01  $11.06   $10.30 $10.27   $10.26   $10.28
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $10.30 $10.31  $10.36  $10.43   $11.00 $10.99   $11.01   $11.06
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                (.70)  (.68)   (.65)   (.63)     .70    .72      .75      .78
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           13,468.118,078.019,626.325,784.19,442.1812,679.4010,789.359,174.83
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(2)   O*(5)  U*(12)  Z*(13)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $10.30  $10.27  $10.26  $10.28
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                .30     .27     .26     .28
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           2,788.661,670.772,190.941,192.47
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------








           MAXIM LOOMIS SAYLES SMALL-CAP VALUE INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                            1999 By Category                 1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $18.46  $18.63  $18.79  $18.96   $19.03  $19.16  $19.27   $19.40
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $18.24  $18.45  $18.66  $18.88   $18.46  $18.63  $18.79   $18.96
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            (.22)   (.18)   (.13)   (.08)    (.57)   (.53)   (.48)    (.44)
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           38,362.554,436.958,322.9129,541.742,420.265,931.477,252.32124,677.56
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                            1997 By Category                 1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $15.40 $15.46  $15.52  $15.59    $11.93 $11.95  $11.96   $11.98
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $19.03 $19.16  $19.27  $19.40    $15.40 $15.46  $15.52   $15.59
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                3.63   3.70    3.75    3.81      3.47   3.51    3.56     3.61
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           37,737.264,185.859,544.969,924.7119,250.730,001.523,175.1824,716.11
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(8)   O*(7)  U*(14)   Z*(7)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $11.93  $11.95  $11.96  $11.98
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase               1.93    1.95    1.96    1.98
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           1,064.475,718.101,398.814,726.93
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------








            MAXIM LOOMIS SAYLES CORPORATE BOND INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $13.77  $13.98  $13.93  $14.23  $13,42  $13.58   $13.50  $13.76
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $14.34  $14.59  $14.58  $14.92  $13.77  $13.98   $13.93  $14.23
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            .57     .61     .65     .69     .35     .40      .43     .47
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           14,381.527,293.942,009.660,790.412,931.133,672.2838,152.860,299.36
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $11.99 $12.11  $12.01  $12.21   $10.95 $11.03   $10.91  $11.06
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $13.42 $13.58  $13.50  $13.76   $11.99 $12.11   $12.01  $12.21
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                1.43   1.47    1.49    1.55     1.04   1.08     1.10    1.15
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           11,596.624,206.522,675.733,423.75,084.5010,767.397,111.8317,630.19
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                     A*(8)   O*(5)  U*(11)   Z*(6)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $10.95  $11.03  $10.91  $11.06
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                .95    1.03     .91    1.06
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of            821.90 2,425.211,650.0022,880.14
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------







              MAXIM SHORT-TERM MATURITY BOND INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $11.50  $11.64  $11.74  $11.66  $10.89  $11.00   $11.06  $10.96
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $11.80  $11.97  $12.10  $12.05  $11.50  $11.64   $11.74  $11.66
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            .30     .33     .36     .39     .61     .64      .68     .70
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           2,377.678,044.577,558.8712,713.32,375.515,795.00 3,416.044,002.64
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category                  1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $10.34 $10.41  $10.45  $10.33   $10.06 $10.07   $10.08  $10.09
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $10.89 $11.00  $11.06  $10.96   $10.34 $10.41   $10.45  $10.33
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                 .55    .59     .61     .63      .28    .34      .37     .24
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           1,209.692,989.602,031.3812,503.2244.56  1,038.88 1,603.91 219.54
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                    A*(16)  O*(16)  U*(16)  Z*(16)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $10.06  $10.07  $10.08  $10.09
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                .06     .07     .08     .09
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of              -       -       -       -
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------


              MAXIM FOUNDERS GROWTH & INCOME INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                            1999 By Category                 1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z        A       O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $17.35  $17.51  $17.67  $17.83   $14.84  $14.93  $15.03   $15.13
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $19.81  $20.04  $20.27  $20.50   $17.35  $17.51  $17.67   $17.83
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            2.46    2.53    2.60    2.67     2.51    2.58    2.64     2.70
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           33,099.944,398.067,291.6159,256.026,408.735,164.560,073.36107,167.86
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                            1997 By Category                 1996 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                    A*(18)  O*(18)  U*(18)   Z*(18)     A       O       U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning    $12.08 $12.12  $12.17  $12.22    $10.89 $10.90  $10.92   $10.93
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $14.84 $14.93  $15.03  $15.13    $12.08 $12.12  $12.17   $12.22
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                2.76   2.81    2.86    2.91      1.19   1.22    1.25     1.29
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           18,873.525,096.433,623.150,196.4710,571.415,356.612,390.5326,371.06
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                1995 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning   $10.00  $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of      $10.89  $10.90  $10.92  $10.93
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                .89     .90     .92     .93
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           1,177.805,184.262,940.804,666.32
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------







            MAXIM T. ROWE PRICE MIDCAP GROWTH INVESTMENT DIVISION


---------------------------------------------------------------------------------------

                           1999 By Category                  1998 By Category

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                       A       O       U       Z       A       O        U        Z

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning  $13.40  $13.45  $13.50  $13.55  $11.04  $11.06   $11.07  $11.09
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of     $16.57  $16.67  $16.78  $16.88  $13.40  $13.45   $13.50  $13.55
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase            3.17    3.22    3.28    3.33    2.36    2.39     2.43    2.46
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of           32,392.545,863.554,321.2162,732.15,971.728,827.4623,055.179,644.98
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                           1997 By Category


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                    A*(17)  O*(17)  U*(17)  Z*(17)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at beginning     10.00 $10.00  $10.00  $10.00
of period

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Value at end of       $11.04 $11.06  $11.07  $11.09
period


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Increase                1.04   1.06    1.07    1.09
(decrease) in
value of
Accumulation Units


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Number of              -       -    -       1,485.90
Accumulation Units
outstanding at end
of period

---------------------------------------------------------------------------------------

Current Accumulation Unit Values can be obtained by calling GWL&A toll free at 1-800-338-4015.

-------------------

Mortality & Expense Risk Charge         Contract Value
      A =.75%                           $0 - $9,999.99
      O =.50%                           $10,000 - $24,999.99
      U =.25%                           $25,000 - $49,999.99
      Z =.00%                           $50,000 and greater


(1) The inception date for the Maxim Index 600 A and Maxim Stock Index A Investment Divisions was June 20, 1995.

(2) The inception date for the Maxim INVESCO ADR A Investment Division was June 23, 1995.


(3) The inception date for the Maxim Money Market A and Maxim Money Market Z Investment Divisions was July 5, 1995.

(4) The inception date for the Maxim Stock Index U, Maxim Ariel Small-Cap Value U, Maxim Value Index U, and Maxim U.S. Government Mortgage Securities U Investment


Divisions was July 12, 1995. (5) The inception date for the Maxim INVESCO ADR O, Maxim Index 600 O, Maxim Growth Index O, Maxim Stock Index O, Maxim Ariel Small-Cap Value O, Maxim Value Index O, Maxim U.S.


Government Mortgage Securities O,


Maxim Bond Index O and Maxim Loomis Sayles Corporate Bond O Investment Divisions was July 24, 1995.

(6) The inception date for the Maxim Growth Index Z, Maxim Bond Index Z, Maxim U.S. Government Mortgage Securities Z, and Maxim Loomis Sayles Corporate Bond Z Investment Divisions was July 26, 1995.

(7) The inception date for the Maxim Loomis Sayles Small-Cap Value Z, Maxim Ariel Small-Cap Value Z, and Maxim Loomis Sayles Small-Cap Value O Investment Divisions was August 3, 1995. (8) The inception date for the Maxim Index 600 Z, Maxim Stock Index Z, Maxim Growth Index A, Maxim Loomis Sayles Small-Cap Value A, Maxim Ariel Small-Cap Value A, Maxim Value Index A, Maxim U.S.


Government Mortgage Securities A,


Maxim Bond Index A, and Maxim Loomis Sayles Corporate Bond A Investment Divisions was August 9, 1995. (9) The inception date for the Maxim Index 600 U, and the Maxim Growth Index U Investment Divisions was September 8, 1995. (10)The inception date for the Maxim Value Index Z Investment Division was September 13, 1995. (11)The inception date for the Maxim Bond Index U, and Maxim Loomis Sayles Corporate Bond U Investment Divisions was September 19, 1995. (12)The inception date for the Maxim INVESCO ADR U Investment Division was October 3, 1995.
(13)The inception date for the Maxim INVESCO ADR Z Investment Division was October 4, 1995. (14)The inception date for the Maxim Loomis Sayles Small-Cap Value Investment Division was November 17, 1995. (15)The inception date for the Maxim Money Market O, and the Maxim Money Market U Investment Divisions was November 30, 1995. (16)The inception date for the Maxim Short-Term Maturity Bond Investment Division was March 13, 1996. The unit values began July 31, 1995 at $10.00.


(17) The inception date for the Maxim T. Rowe Price MidCap Growth Investment Division was June 30, 1997.

(18) The inception date for the Maxim Founders Growth & Income Investment Division was July 24, 1995. On June 30, 1997, the Eligible Fund was changed from the Total Return Portfolio to the Maxim Founders Growth & Income Portfolio.

+ On February 11, 2000, the underlying Eligible Fund for this Investment Division was changed from the Maxim Foreign Equity Portfolio to the Maxim INVESCO ADR Portfolio. Consequently, the Condensed Financial Information reflects that of the Investment Division when it invested in the Maxim Foreign Equity Portfolio.
++  Formerly  the  Maxim  Investment  Grade  Corporate  Bond
Investment Division.

    Appendix B

    Appendix B
  Net Investment

      Factor


The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)  is   the   net
result of:

(i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

(ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

(iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of portfolio expenses.

      Part B

RETIREMENT PLAN SERIES ACCOUNT

Individual Flexible Premium Variable Annuity
Contracts  issued by  Great-West  Life & Annuity  Insurance      Company 8525 E.
Orchard      Road Englewood, Colorado 80111 Telephone: (800) 495-4952



      STATEMENT OF ADDITIONAL INFORMATION


      This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2000, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

    May 1, 2000

TABLE OF CONTENTS

Page

CUSTODIAN AND
INDEPENDENT
AUDITORS............................................................B-III
UNDERWRITER.........................................................B-III
CALCULATION OF
PERFORMANCE
DATA.................................................................B-IV
FINANCIAL
STATEMENTS............................................................B-V

      Part B

        29

  CUSTODIAN AND
   INDEPENDENT
     AUDITORS

 ......A.

Custodian


 ......  The assets of Retirement Plan Series Account (the "Series  Account") are
held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of Maxim Series Fund, Inc. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian), which cover all officers and employees of GWL&A.


 ......B.

Independent
Auditors

 ...... The accounting firm of Deloitte & Touche LLP performs certain  accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


 ......  The consolidated  financial  statements of GWL&A as of December 31, 1999 and 1998 and each of the three years in the period ended December 31, 1999, as well as the financial statements of the Series Account for the years ended December 31, 1999 and 1998, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


    UNDERWRITER


 ......The offering of the Contracts is made on a continuous basis by One Orchard
Equities, Inc., a wholly owned subsidiary of GWL&A. Previously the Contracts were offered through Great-West, an affiliate of GWL&A. No payments were made to Great-West for the years 1994 through 1997 and no payment was made to One Orchard Equities, Inc. in 1998 or 1999.

  CALCULATION OF
 PERFORMANCE DATA

A.....Yield and

Effective Yield
Quotations for the
Money Market
Investment Division


 ......The yield quotation for the Money Market Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1999 and is computed by determining the net change, exclusive of capital changes, in the
value  of  a  hypothetical   pre-existing   account  having  a  balance  of  one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 ......The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1999 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

 ......EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


 ......For  purposes  of  the  yield  and  effective  yield   computations,   the
hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money
Market  Investment   Division's  mean  account  size.  The  specific  percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. No deductions or sales loads are assessed upon annuitization under the Contracts.

Realized   gains  and  losses  from  the  sale  of  securities   and  unrealized
appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B.....Total Return Quotations for All Investment Divisions


 ......The total return quotations for all Investment  Divisions,  other than the
Money Market, set forth in the Prospectus are average annual total return quotations for the one-year period ended December 31, 1999. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


 ......P(1+T)N = ERV

     ......Where: P =... a hypothetical initial payment of $1,000

     ......       T = average annual total return

     ......       N = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

      For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

    FINANCIAL STATEMENTS

Thefinancialstatements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contract is affected solely by the investment results of the Series Account.

      PART B

     FINANCIAL STATEMENTS

     RETIREMENT PLAN SERIES ACCOUNT -------------------


     FINANCIAL STATEMENTS

     FOR THE YEARS ENDED DECEMBER 31,

   1999 AND 1998

     AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT

AUDITORS' REPORT


     To the Board of Directors and Contract Owners of

     Retirement Plan Series Account of

     Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1999, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1999, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with generally accepted accounting principles.

/s/Deloitte &
Touche LLP
February        22,
2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------------------------

RETIREMENT PLAN SERIES ACCOUNT OF


---------------------------------------------------------

GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

--------------------------------------------------------------------------------


ASSETS

                                                            Shares       Cost         Value

Investments in underlying affiliated funds:

Maxim Series Fund,     Ariel Small-Cap Value               3,000,149   $            $
Inc.                                                                   2,646,391    2,352,148
Maxim Series Fund,     Bond Index Portfolio                1,142,989
Inc.                                                                   1,471,421    1,403,132
Maxim Series Fund,     Foreign Equity Portfolio            1,578,607
Inc.                                                                   1,717,708    2,001,077
Maxim Series Fund,     Founders Growth & Income            4,974,889
Inc.                   Portfolio                                       5,599,817    6,176,690
Maxim Series Fund,     Growth Index Portfolio
Inc.                                                     8,447,230    20,741,404   24,187,786
Maxim Series Fund,     Index 600 Portfolio                 3,077,154
Inc.                                                                   2,530,826    2,461,339
Maxim Series Fund,     Loomis Sayles Corporate Bond        1,995,861
Inc.                   Portfolio                                       2,253,814    2,124,108
Maxim Series Fund,     Loomis Sayles Small-Cap Value       3,923,757
Inc.                   Portfolio                                       5,618,313    5,237,766
Maxim Series Fund,     Money Market Portfolio             6,870,287
Inc.                                                                   6,873,777    6,873,777
Maxim Series Fund,     Short-Term Maturity Portfolio         368,319
Inc.                                                                     373,411      369,078
Maxim Series Fund,     Stock Index Portfolio               5,573,322
Inc.                                                                  19,927,694   22,540,820
Maxim Series Fund,     T. Rowe Price MidCap Growth        3,113,098
Inc.                   Portfolio                                       4,285,934    4,928,444
Maxim Series Fund,     U.S. Government Mortgage            2,086,238
Inc.                   Securities Portfolio                            2,449,854    2,347,024
Maxim Series Fund,     Value Index Portfolio              6,589,730
Inc.                                                                  12,710,992   11,889,397
                                                                      -----------  ----------

Total Investments                                                      $
                                                                      ==
                                                                      89,201,356   94,892,586
                                                                      ===========

Other assets and liabilities:
Net Premiums (Redemptions) Due and Accrued

                                                                                      175,662

Investment Income Due and Accrued

                                                                                          873

Due to Great-West Life & Annuity Insurance Company

                                                                                      (10,410)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                     $ 95,058,711

                                                                                  ============



RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1999


-----------------------------------------------------------------------------------------------------------------------


                                                                           Maxim

                                                                          Founders                           Maxim

                                        Maxim                  Maxim      Growth &    Maxim                 Loomis
                                          Ariel     Maxim     Foreign      Income    Growth      Maxim      Sayles
                                        Small-Cap  Bond       Equity      Portfolio  Index       Index 600  Corporate
                                          Value    Index      Portfolio              Portfolio   Portfolio  Bond
                                        Portfolio  Portfolio                                                Portfolio

                                       Investment  Investment Investment Investment  Investment Investment  Investment
                                        Division    Division   Division   Division    Division   Division    Division


                                       --------------------------------------------------------------------------------


INVESTMENT INCOME                       $           $          $          $ 282,960  $           $ 221,304   $
                                          287,357      72,560      4,368             1,572,920                194,005
EXPENSES - mortality and expense risks
                                            5,439       2,082      3,229    10,389      41,211       5,795      5,275
                                            ------      ------     ------   -------     -------      ------     -----
NET INVESTMENT INCOME (LOSS)                                                272,571                215,509
                                       ------      -----      ------     ----------- ---        ----------
                                          281,918      70,478      1,139             1,531,709                188,730
                                          --------     -------     ------            ----------               -------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                              (134,464)    (15,160)    50,333   144,510   1,889,732    (779,241)  (116,077)

  Net change in unrealized appreciation
(depreciation)
   on investments                                                           371,937                811,184
                                       ----        ----       ---        ----------- ---        ----------
                                         (298,982)    (60,841)   314,649             1,261,413                 16,980
                                         ---------    --------   --------            ----------                ------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                                    516,447
                                       ----        ----       ---        ----------
                                         (433,446)    (76,001)   364,982             3,151,145      31,943    (99,097)
                                         ---------    --------   --------            ----------     -------   --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS             $           $          $          $ 789,018   $          $ 247,452   $
                                       ====        =====      ===        =========== ===        =========== ==
                                         (151,528)     (5,523)   366,121             4,682,854                 89,633
                                         =========     =======   ========            ==========                ======




See notes to financial statements.

                                                                                                           (Continued)



RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1999


------------------------------------------------------------------------------------------------------------------------



                                      Maxim                                                     Maxim
                                      Loomis                                        Maxim T.      U.S.
                                      Sayles     Maxim       Maxim       Maxim     Rowe Price  Government
                                      Small-Cap    Money    Short-Term  Stock        MidCap     Mortgage       Maxim
                                      Value       Market     Maturity   Index        Growth    Securities  Value Index
                                      Portfolio  Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                                                                                            Investment

                                      InvestmentInvestment  Investment  Investment Investment  Investment    Division
                                      Division   Division    Division    Division   Division    Division


                                      ----------------------------------------------------------------------------------


INVESTMENT INCOME                      $         $ 259,057    $ 15,308   $          $ 253,033   $ 144,361   $
                                        381,911                         1,220,316                           1,672,165
EXPENSES - mortality and expense
risks                                    13,716      6,445         632     36,572       6,750      4,123       22,221
                                         -------     ------        ----    -------      ------     ------      ------
NET INVESTMENT INCOME (LOSS)                       252,612      14,676                246,283     140,238
                                      ---       -----------  ---------- --         ----------- ----------
                                        368,195                         1,183,744                           1,649,944
                                        --------                        ----------                          ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            (385,487)      (347)     (3,020) 1,458,243     231,214    (42,224)     355,613

  Net change in unrealized
appreciation (depreciation)
   on investments                                               (2,762)               390,009     (90,531)
                                      ----      ---------    ---------- ----       ----------- -----------
                                        (54,316)       347                803,822                            (963,720)
                                        --------       ----               --------                           ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                        (5,782)               621,223    (132,755)
                                      --        ----------------------- --         ----------- -----------
                                       (439,803)        -               2,262,065                            (608,107)
                                       ---------        --              ----------                           ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS           $          $ 252,612    $  8,894  $           $ 867,506   $   7,483   $
                                      ==         ==========   ========= ==         =========== =========== ==
                                        (71,608)                        3,445,809                           1,041,837
                                        ========                        ==========                          =========

See notes to financial statements.

                                                                                                            (Continued)



RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1999


--------------------------------------------------


                                        Total
                                       Retirement

                                          Plan
                                         Series
                                         Account


                                       ------------



INVESTMENT INCOME                       $
                                        6,581,625

EXPENSES - mortality and expense risks
                                          163,879

NET INVESTMENT INCOME (LOSS)
                                        6,417,746

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                             2,653,625

  Net change in unrealized
appreciation (depreciation)
   on investments
                                        2,499,189

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
                                        5,152,814

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $
                                       =
                                       11,570,560

See notes to financial statements.

                                                     (Concluded)

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

          STATEMENTS OF CHANGES IN NET ASSETS
           YEARS ENDED DECEMBER 1999 and 1998

------------------------------------------------------------------------------------------------------------------------



                                       Maxim Ariel                              Maxim Foreign        Maxim Founders
                                     Small-Cap Value      Maxim Bond Index     Equity Portfolio      Growth & Income
                                        Portfolio            Portfolio                                  Portfolio

                                   Investment Division  Investment Division  Investment Division   Investment Division
                                   -------------------  -------------------  -------------------   -------------------
                                     1999       1998       1999      1998       1999      1998       1999       1998
                                     ----       ----       ----      ----       ----      ----       ----       ----
FROM OPERATIONS:
Net investment income (loss)        $         $         $           $                    $         $          $
                                     281,918    76,764     70,478     45,529 $             19,237    272,571   180,830
                                                                                 1,139

Net realized gain (loss) on                   (333,530)   (15,160)                        (35,017)
investments                         (134,464)                          6,904    50,333               144,510    72,703
Net change in unrealized
appreciation (depreciation) in
investments                         (298,982)  412,656    (60,841)    (5,012)  314,649     63,279    371,937   197,782
                                    ---------  --------   --------    -------  --------    -------   --------  -------

Increase (decrease) in net assets
resulting from operations
                                    (151,528)  155,890     (5,523)    47,421   366,121     47,499    789,018   451,315
                                    ---------  --------    -------    -------  --------    -------   --------  -------

FROM UNIT TRANSACTIONS (by
category):
Purchase payments:                                                                        427,878
                                     930,196 1,250,733    408,542    745,015   530,314             2,762,423 1,889,058

Redemptions:                                  (272,975)  (143,952)   (87,114) (323,351)             (870,145) (329,501)
                                    (388,021)                                            (256,537)

Net transfers:
                                    (414,262) (228,275)   (79,003)    23,495   558,997    (78,216)  (552,121)  115,625
                                    --------- ---------   --------    -------  --------   --------  ---------  -------
Increase (decrease) in net assets
resulting from unit transactions
                                     127,913   749,483    185,587    681,396   765,960     93,125  1,340,157 1,675,182
                                     --------  --------   --------   --------  --------    ------- -------------------

INCREASE (DECREASE) IN NET ASSETS    (23,615)                                             140,624
                                               905,373    180,064    728,817 1,132,081             2,129,175 2,126,497

NET ASSETS:
 Beginning of period

                                   2,397,939 1,492,566  1,222,931    494,114   938,052    797,428  4,045,795 1,919,298
                                   -------------------- ----------   --------  --------   -------- -------------------
 End of period                     $         $          $          $         $          $         $          $
                                   ==        ==         ==         ==        ==         ==        ==         =
                                   2,374,324 2,397,939  1,402,995  1,222,931 2,070,133    938,052  6,174,970 4,045,795
                                   ==================== ========== ====================   ======== ===================

See notes to financial statements.

                                                                                                          (Continued)




RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

          STATEMENTS OF CHANGES IN NET ASSETS
           YEARS ENDED DECEMBER 1999 and 1998

--------------------------------------------------------------------------------------------------------------------------



                                    Maxim Growth Index                          Maxim Loomis Sayles  Maxim Loomis Sayles
                                         Portfolio          Maxim Index 600       Corporate Bond       Small-Cap Value
                                                               Portfolio             Portfolio            Portfolio

                                    Investment Division   Investment Division   Investment Division  Investment Division
                                    -------------------   -------------------   -------------------  -------------------
                                      1999       1998       1999       1998       1999       1998       1999      1998
                                      ----       ----       ----       ----       ----       ----       ----      ----
FROM OPERATIONS:
Net investment income (loss)        $          $          $          $          $          $          $          $
                                    1,531,709    536,948    215,509    779,343    188,730    203,147    368,195    162,388
Net realized gain (loss) on                                (779,241)
investments                         1,889,732    814,681               (53,917)  (116,077)   (41,090)  (385,487)    27,148
Net change in unrealized
appreciation (depreciation) in
investments                         1,261,413  1,594,098    811,184   (783,109)    16,980   (112,781)   (54,316)  (313,210)
                                    ---------- ----------   --------  ---------    -------  ---------   --------- ---------

Increase (decrease) in net assets
resulting from operations
                                    4,682,854  2,945,727    247,452    (57,683)    89,633     49,276    (71,608)  (123,674)
                                    ---------- ----------   --------   ---------   -------    -------   --------- ---------

FROM UNIT TRANSACTIONS (by
category):
Purchase payments:
                                    8,718,513  6,366,726    700,347    999,814    832,812  1,284,493  1,336,049  3,016,962

Redemptions:                                                          (420,525)             (214,254)(1,115,402)(1,037,336)
                                   (3,484,854)(1,520,505)  (577,496)             (331,498)

Net transfers:
                                      720,899    349,937   (206,362)  (212,203)  (505,574)  (331,474)  (737,030)  (481,780)
                                      --------   --------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets
resulting from unit transactions
                                    5,954,558  5,196,158    (83,511)   367,086     (4,260)   738,765   (516,383) 1,497,846
                                    ---------- ----------   --------   --------    -------   --------  --------- ---------

INCREASE (DECREASE) IN NET ASSETS                                      309,403               788,041             1,374,172
                                   10,637,412  8,141,885    163,941                85,373              (587,991)

NET ASSETS:
 Beginning of period

                                   13,501,750  5,359,865  2,296,572  1,987,169  2,038,446  1,250,405  5,826,312  4,452,140
                                   ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
 End of period                     $          $          $          $          $          $          $          $
                                   ==         ==         ==         ==         ==         ==         ==         =
                                   24,139,162 13,501,750  2,460,513  2,296,572  2,123,819  2,038,446  5,238,321  5,826,312
                                   ====================== ========== ========== ========== ========== ========== =========

See notes to financial statements.

                                                                                                              (Continued)



RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

          STATEMENTS OF CHANGES IN NET ASSETS
           YEARS ENDED DECEMBER 1999 and 1998

------------------------------------------------------------------------------------------------------------------------


                                    Maxim Money Market    Maxim Short-Term                         Maxim T. Rowe Price
                                        Portfolio          Maturity Bond       Maxim Stock Index      MidCap Growth
                                                             Portfolio             Portfolio            Portfolio

                                   Investment Division  Investment Division   Investment Division  Investment Division
                                   -------------------  -------------------   -------------------  -------------------
                                     1999       1998       1999      1998       1999       1998      1999       1998
                                     ----       ----       ----      ----       ----       ----      ----       ----
FROM OPERATIONS:
Net investment income (loss)        $         $          $          $         $          $          $         $
                                      252,612   107,442    14,676      6,139  1,183,744    586,811   246,283    (1,140)
Net realized gain (loss) on                         (88)   (3,020)                                             (32,258)
investments                              (347)                         1,118  1,458,243    450,967   231,214
Net change in unrealized
appreciation (depreciation) in
investments                               347      (347)   (2,762)      (651)   803,822  1,877,061   390,009   252,339
                                          ----     -----   -------      -----   -------- ----------  --------  -------

Increase (decrease) in net assets
resulting from operations
                                      252,612   107,007     8,894      6,606  3,445,809  2,914,839   867,506   218,941
                                      --------  --------    ------     ------ ---------- ----------  --------  -------

FROM UNIT TRANSACTIONS (by
category):
Purchase payments:
                                    2,751,097 2,142,045   177,012    141,892  6,637,472  6,517,884 2,735,591 1,785,975

Redemptions:
                                   (3,069,935) (831,283)  (50,284)  (186,650)(2,741,304)(1,648,751) (728,256) (180,139)

Net transfers:
                                    2,677,108 1,178,878    51,896     14,092   (765,138)  (423,894)   92,061   150,881
                                    --------------------   -------    -------  ---------  ---------   -------  -------
Increase (decrease) in net assets
resulting from unit transactions    2,358,270 2,489,640   178,624    (30,666) 3,131,030  4,445,239 2,099,396 1,756,717
                                    --------------------  --------   -------- ---------- -----------------------------

INCREASE (DECREASE) IN NET ASSETS
                                    2,610,882 2,596,647   187,518    (24,060) 6,576,839  7,360,078 2,966,902 1,975,658

NET ASSETS:
 Beginning of period

                                    4,295,650 1,699,003   181,514    205,574 15,995,861  8,635,783 1,992,131    16,473
                                    --------------------  --------   ------------------- --------------------   ------
 End of period                     $         $          $ 369,032  $         $          $          $         $
                                   ==        ===        ========== ==        ==         ==         ==        =
                                    6,906,532 4,295,650              181,514 22,572,700 15,995,861 4,959,033 1,992,131
                                    ====================             =================================================

See notes to financial statements.

                                                                                                           (Continued)




RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

          STATEMENTS OF CHANGES IN NET ASSETS
           YEARS ENDED DECEMBER 1999 and 1998

---------------------------------------------------------------------------------------------------


                                        Maxim U.S.

                                   Government Mortgage   Maxim Value Index     Total Retirement

                                   Securities Portfolio      Portfolio        Plan Series Account

                                   Investment Division  Investment Division
                                   -------------------  -------------------
                                     1999       1998       1999      1998       1999       1998
                                     ----       ----       ----      ----       ----       ----
FROM OPERATIONS:
Net investment income (loss)        $         $          $          $         $          $
                                      140,238    95,293 1,649,944    703,356  6,417,746  3,502,087
Net realized gain (loss) on           (42,224)
investments                                      15,254   355,613    612,006  2,653,625  1,504,881
Net change in unrealized                         (
                                             -----
appreciation (depreciation) in                   12,062)   (
                                   ------        -----------
investments                           (90,531)            963,720)  (385,651) 2,499,189  2,784,392
                                      --------            --------  --------- ---------- ---------

Increase (decrease) in net assets
resulting from operations                        98,485
                                   ---------     ------
                                        7,483           1,041,837    929,711 11,570,560  7,791,360
                                        ------          ----------   ------------------- ---------

FROM UNIT TRANSACTIONS (by
category):
Purchase payments:
                                    1,072,805 1,213,921 4,946,974  3,855,784 34,540,147 31,638,180

Redemptions:                         (696,835) (185,833)(1,894,277)(1,123,222(16,415,610(8,294,625)

Net transfers:
                                     (262,718)  181,859  (750,304)  (238,716)  (171,551)    20,209
                                     ---------  -------- ---------  ---------  ---------    ------
Increase (decrease) in net assets
resulting from unit transactions              1,209,947
                                   -----      ---------
                                      113,252           2,302,393  2,493,846 17,952,986 23,363,764
                                      --------          ---------- -------------------------------

INCREASE (DECREASE) IN NET ASSETS                       3,344,230
                                      120,735 1,308,432            3,423,557 29,523,546 31,155,124

NET ASSETS:
 Beginning of period

                                    2,258,330   949,898 8,543,882  5,120,325 65,535,165 34,380,041
                                    ----------  ------------------ -------------------------------
 End of period                      $         $          $          $         $          $
                                   ===       ===        ===        ===       ===        ==
                                    2,379,065 2,258,330 11,888,112 8,543,882 95,058,711 65,535,165
                                    ==============================================================

See notes to financial statements.

                                                                  (Concluded)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998

---------------------------------------------------------------------------



1.  HISTORY OF THE SERIES ACCOUNT

    The Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on June 1, 1995. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.  Significant Accounting Policies

    The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

    Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

    Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

    Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

    The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

    Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

    Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.  CHARGES UNDER THE CONTRACT

    Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months.

    Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .75% (category A), .50% (category O), .25% (category U), or .00% (category Z) depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

    Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

    If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.  RELATED PARTY SERVICES

    A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.

5.  SELECTED DATA

====

                           The following is a summary of selected data for a unit of capital and net assets of the Series Account.


====
                           ------------------------------------------------------------------------------------------------


                                Maxim Ariel Small-Cap Value Portfolio                Maxim Bond Index Portfolio

====                       ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O           U           Z

    Date Commenced          07/12/95    07/12/95    07/12/95    07/12/95    07/24/95    07/24/95    07/24/95    07/24/95
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              17.60       17.76       17.92       18.08       12.09       12.26       12.24       12.48

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              16.45       16.64       16.83       17.03       11.96       12.16       12.18       12.45

                           ================================================================================================

     Number of Units

    Outstanding             14,905.91   24,057.44   35,698.19   66,232.53   7,068.27    18,853.07   19,881.96   68,065.18

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               245         400         601        1,128        85          229         242         847

                           ================================================================================================


    1998

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              16.37       16.48       16.59       16.69       11.37       11.51       11.46       11.66

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              17.60       17.76       17.92       18.08       12.09       12.26       12.24       12.48

                           ================================================================================================

     Number of Units

    Outstanding             15,277.80   25,248.80   36,738.60   56,570.22   8,742.38    10,556.44   19,279.56   60,223.73

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               269         448         658        1,023        106         129         236         752

                           ================================================================================================


    1997

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              12.90       12.95       13.00       13.06       10.72       10.82       10.75       10.91

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              16.37       16.48       16.59       16.69       11.37       11.51       11.46       11.66

                           ================================================================================================

     Number of Units

    Outstanding             12,300.05   17,280.05   29,579.62   30,895.89   6,517.10    8,451.89    8,892.12    18,942.32

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               201         285         491         516         74          97          102         221

                           ================================================================================================


    1996

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.02       11.04       11.05       11.07       10.48       10.55       10.45       10.58

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              12.90       12.95       13.00       13.06       10.72       10.82       10.75       10.91

                           ================================================================================================

     Number of Units

    Outstanding             5,037.63    7,695.51    12,528.51   8,094.84    4,019.39    5,887.41    2,497.98    14,123.28

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               65          100         163         106         43          64          27          154

                           ================================================================================================


    1995

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.00       10.00       10.00       10.00       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.02       11.04       11.05       11.07       10.48       10.55       10.45       10.58

                           ================================================================================================

     Number of Units

    Outstanding              773.21     1,371.51    5,416.35    2,801.92     756.56     1,298.14    2,523.64    7,411.72

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                                9          15          60          31           8          14          26          78

                           ================================================================================================


    See notes to financial statements.

                                                                                                   (Continued)







5.  SELECTED DATA

                           ------------------------------------------------------------------------------------------------


                                   Maxim Foreign Equity Portfolio             Maxim Founders Growth & Income Portfolio

                           ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O        U           Z

    Date Commenced          06/01/95    06/01/95    06/01/95    06/01/95    07/24/95    07/24/95    07/24/95    07/24/95
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.01       11.05       11.13       11.23       17.35       17.51       17.67       17.83

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              14.27       14.36       14.50       14.67       19.81       20.04       20.27       20.50

                           ================================================================================================

     Number of Units

    Outstanding             16,549.53   27,587.74   28,715.74   69,616.01   33,099.91   44,398.09   67,291.64  159,256.08

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               236         396         416        1,021        656         890        1,364       3,265

                           ================================================================================================


    1998


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.30       10.31       10.36       10.43       14.84       14.93       15.03       15.13

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.01       11.05       11.13       11.23       17.35       17.51       17.67       17.83

                           ================================================================================================

     Number of Units

    Outstanding             14,150.08   17,599.47   22,714.22   29,845.49   26,408.73   35,164.52   60,073.36  107,167.86

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               156         194         253         335         458         616        1,061       1,910

                           ================================================================================================


    1997


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.00       10.99       11.01       11.06       12.08       12.12       12.17       12.22

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.30       10.31       10.36       10.43       14.84       14.93       15.03       15.13

                           ================================================================================================

     Number of Units

    Outstanding             13,468.10   18,078.02   19,626.37   25,784.14   18,873.51   25,096.49   33,623.10   50,196.47

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               139         186         203         269         280         375         505         759

                           ================================================================================================


    1996


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.30       10.27       10.26       10.28       10.89       10.90       10.92       10.93

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.00       10.99       11.01       11.06       12.08       12.12       12.17       12.22

                           ================================================================================================

     Number of Units

    Outstanding             9,442.18    12,679.40   10,789.35   9,174.83    10,571.44   15,356.64   12,390.53   26,371.06

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               104         139         119         101         128         186         151         322

                           ================================================================================================


    1995


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.00       10.00       10.00       10.00       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.30       10.27       10.26       10.28       10.89       10.90       10.92       10.93

                           ================================================================================================

     Number of Units

    Outstanding             2,788.66    1,670.77    2,190.94    1,192.47    1,177.80    5,184.26    2,940.80    4,666.32

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               29          17          22          12          13          57          32          51

                           ================================================================================================


    See notes to financial statements.

                                                                                                               (Continued)








5.  SELECTED DATA

                           ------------------------------------------------------------------------------------------------


                                    Maxim Growth Index Portfolio                      Maxim Index 600 Portfolio

                           ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O        U           Z

====


    Date Commenced          07/24/95    07/24/95    07/24/95    07/24/95    06/01/95    06/01/95    06/01/95    06/01/95
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              24.77       24.99       25.21       25.44       15.58       15.71       15.85       15.99

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              31.19       31.55       31.91       32.27       17.29       17.48       17.68       17.89

                           ================================================================================================

     Number of Units

    Outstanding             75,452.51  131,008.46  147,867.87  400,784.24   22,442.06   24,822.00   26,469.79   65,423.32

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                              2,353       4,133       4,718      12,935        388         434         468        1,170

                           ================================================================================================


    1998


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              18.18       18.29       18.41       18.53       15.95       16.04       16.15       16.25

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              24.77       24.99       25.21       25.44       15.58       15.71       15.85       15.99

                           ================================================================================================

     Number of Units

    Outstanding             64,431.56  109,295.25  114,929.12  246,772.24   23,227.78   28,845.27   31,905.16   61,018.77

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                              1,596       2,731       2,898       6,277        362         453         506         976

                           ================================================================================================


    1997


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              14.17       14.22       14.28       14.34       13.28       13.33       13.38       13.43

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              18.18       18.29       18.41       18.53       15.95       16.04       16.15       16.25

                           ================================================================================================

     Number of Units

    Outstanding             43,323.40   65,415.29   68,910.66  113,708.46   21,596.15   22,264.86   29,959.15   49,337.14

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               787        1,197       1,269       2,107        344         357         484         802

                           ================================================================================================


    1996


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.69       11.71       11.72       11.74       11.60       11.62       11.63       11.65

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              14.17       14.22       14.28       14.34       13.28       13.33       13.38       13.43

                           ================================================================================================

     Number of Units

    Outstanding             23,490.03   35,100.60   38,890.98   64,886.39   13,245.31   17,113.51   20,809.07   28,991.22

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               333         499         555         930         176         228         278         389

                           ================================================================================================


    1995


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.00       10.00       10.00       10.00       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.69       11.71       11.72       11.74       11.60       11.62       11.63       11.65

                           ================================================================================================

     Number of Units

    Outstanding             3,339.10    10,056.69   9,367.33    19,673.41   2,240.54    5,959.11    3,318.14    14,397.06

                           ====================================                        ====================================
                                                               ========================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               39          118         110         231         26          69          39          168

                           ================================================================================================


    See notes to financial statements.

                                                            (Continued)



5.  SELECTED DATA

                           ------------------------------------------------------------------------------------------------


                            Maxim Loomis Sayles Corporate Bond Portfolio    Maxim Loomis Sayles Small-Cap Value Portfolio

                           ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O           U           Z

    Date Commenced          07/24/95    07/24/95    07/24/95    07/24/95    08/03/95    08/03/95    08/03/95    08/03/95
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              13.77       13.98       13.93       14.23       18.46       18.63       18.79       18.96

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              14.34       14.59       14.58       14.92       18.24       18.45       18.66       18.88

                           ================================================================================================

     Number of Units

    Outstanding             14,381.58   27,293.97   42,009.67   60,790.49   38,362.52   54,436.95   58,322.93  129,541.79

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               206         398         612         907         700        1,005       1,088       2,446

                           ================================================================================================


    1998


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              13.42       13.58       13.50       13.76       19.03       19.16       19.27       19.40

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              13.77       13.98       13.93       14.23       18.46       18.63       18.79       18.96

                           ================================================================================================

     Number of Units

    Outstanding             12,931.10   33,672.28   38,152.86   60,299.36   42,420.28   65,931.45   77,252.32  124,677.56

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               178         471         532         858         783        1,228       1,451       2,364

                           ================================================================================================


    1997


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.99       12.11       12.01       12.21       15.40       15.46       15.52       15.59

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              13.42       13.58       13.50       13.76       19.03       19.16       19.27       19.40

                           ================================================================================================

     Number of Units

    Outstanding             11,596.69   24,206.54   22,675.77   33,423.75   37,737.28   64,185.86   59,544.98   69,924.71

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               156         329         306         460         718        1,230       1,148       1,357

                           ================================================================================================


    1996


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.95       11.03       10.91       11.06       11.93       11.95       11.96       11.98

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.99       12.11       12.01       12.21       15.40       15.46       15.52       15.59

                           ================================================================================================

     Number of Units

    Outstanding             5,084.50    10,767.39   7,111.83    17,630.19   19,250.73   30,001.51   23,175.18   24,716.11

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               61          130         85          215         296         464         360         385

                           ================================================================================================


    1995


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.00       10.00       10.00       10.00       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.95       11.03       10.91       11.06       11.93       11.95       11.96       11.98

                           ================================================================================================

     Number of Units

    Outstanding              821.90     2,425.21    1,650.00    22,880.14   1,064.47    5,718.10    1,398.81    4,726.93

                           ====================================                        ====================================
                                                               ========================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                                9          27          18          253         13          68          17          57

                           ================================================================================================


    See notes to financial statements.

                                                                                                               (Continued)











5.  SELECTED DATA

                           ------------------------------------------------------------------------------------------------


                                    Maxim Money Market Portfolio              Maxim Short-Term Maturity Bond Portfolio

                           ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O           U           Z

    Date Commenced          07/05/95    07/05/95    07/05/95    07/05/95    03/13/96    03/13/96    03/13/96    03/13/96
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.63       11.46       11.61       11.95       11.50       11.64       11.74       11.66

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              12.10       11.95       12.14       12.52       11.80       11.97       12.10       12.05

                           ================================================================================================

     Number of Units

    Outstanding             19,672.11   54,003.74  108,972.59  375,328.42   2,377.67    8,044.57    7,558.87    12,713.36

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               238         645        1,322       4,701        28          96          91          153

                           ================================================================================================


    1998


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.14       10.93       11.06       11.36       10.89       11.00       11.06       10.96

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.63       11.46       11.61       11.95       11.50       11.64       11.74       11.66

                           ================================================================================================

     Number of Units

    Outstanding             20,837.46   41,474.94   75,566.21  226,071.77   2,375.51    5,795.00    3,416.04    4,002.64

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               242         475         877        2,701        27          67          40          47

                           ================================================================================================


    1997


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.66       10.47       10.54       10.79       10.34       10.41       10.45       10.33

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.14       10.93       11.06       11.36       10.89       11.00       11.06       10.96

                           ================================================================================================

     Number of Units

    Outstanding             12,004.78   26,660.24   32,201.63   80,773.05   1,209.69    2,989.60    2,031.38    12,503.20

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               134         291         356         918         13          33          22          137

                           ================================================================================================


    1996


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.23       10.02       10.05       10.27       10.06       10.07       10.08       10.09

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.66       10.47       10.54       10.79       10.34       10.41       10.45       10.33

                           ================================================================================================

     Number of Units

    Outstanding             9,449.98    12,173.70   15,907.37   59,518.32    244.56     1,038.88    1,603.91     219.54

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               101         127         168         642          3          11          17           2

                           ================================================================================================


    1995


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.00       10.00       10.00       10.00       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.23       10.02       10.05       10.27       10.06       10.07       10.08       10.09

                           ================================================================================================

     Number of Units

    Outstanding             2,395.98     926.69     1,445.29    44,935.09       -           -           -           -

                           ====================================                        ====================================
                                                               ========================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               25           9          15          461          -           -           -           -

                           ================================================================================================


    See notes to financial statements.

                                                                                                               (Continued)








5.  SELECTED DATA

                           ------------------------------------------------------------------------------------------------


                                     Maxim Stock Index Portfolio                 Maxim T Rowe Price MidCap Portfolio

                           ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O        U           Z

    Date Commenced          06/01/95    06/01/95    06/01/95    06/01/95    06/30/97    06/30/97    06/30/97    06/30/97
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              23.18       23.27       23.48       23.69       13.40       13.45       13.50       13.55

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              27.54       27.72       28.04       28.36       16.57       16.67       16.78       16.88

                           ================================================================================================

     Number of Units

    Outstanding             56,641.17  134,110.58  148,486.44  462,932.29   32,392.52   45,863.53   54,321.27  162,732.50

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                              1,560       3,718       4,164      13,131        537         765         911        2,748

                           ================================================================================================


    1998


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              18.42       18.45       18.56       18.68       11.04       11.06       11.07       11.09

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              23.18       23.27       23.48       23.69       13.40       13.45       13.50       13.55

                           ================================================================================================

     Number of Units

    Outstanding             57,660.73  123,326.43  138,697.83  360,224.24   15,971.70   28,827.46   23,055.16   79,644.98

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                              1,336       2,870       3,256       8,533        214         388         311        1,079

                           ================================================================================================


    1997


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              14.01       14.00       14.06       14.11       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              18.42       18.45       18.56       18.68       11.04       11.06       11.07       11.09

                           ================================================================================================

     Number of Units

    Outstanding             53,406.89   93,690.46  101,305.87  216,413.98       -           -           -       1,485.90

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               984        1,728       1,881       4,043         -           -           -          16

                           ====================================            ================================================

                                                               ============


    1996


                           ================================================

     Beginning Unit Value

                                $           $           $           $
                              11.59       11.55       11.57       11.58

                           ================================================

     Ending Unit Value

                                $           $           $           $
                              14.01       14.00       14.06       14.11

                           ================================================

     Number of Units

    Outstanding             30,565.13   48,278.77   50,780.90  119,929.73

                           ================================================

     Net Assets (000's)
                                $           $           $           $
                               428         676         714        1,692

                           ================================================


    1995


                           ================================================

     Beginning Unit Value

                                $           $           $           $
                              10.00       10.00       10.00       10.00

                           ================================================

     Ending Unit Value

                                $           $           $           $
                              11.59       11.55       11.57       11.58

                           ================================================

     Number of Units

    Outstanding             4,042.63    11,673.47   18,708.73   55,122.00

                           ================================================

     Net Assets (000's)
                                $           $           $           $
                               47          135         216         639

                           ================================================




5.  SELECTED DATA

                           ------------------------------------------------------------------------------------------------


                              Maxim U.S. Government Mortgage Securities              Maxim Value Index Portfolio
                                              Portfolio

                           ------------------------------------------------------------------------------------------------

                                A           O           U           Z           A           O           U           Z

    Date Commenced          07/12/95    07/12/95    07/12/95    07/12/95    07/12/95    07/12/95    07/12/95    07/12/95
    Operations

    1999

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              12.40       12.58       12.69       12.81       20.90       21.09       21.28       21.47

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              12.37       12.58       12.73       12.87       23.11       23.38       23.65       23.92

                           ================================================================================================

     Number of Units

    Outstanding             15,855.63   27,784.66   28,714.60  114,042.30   43,966.79   84,831.08  100,429.74  272,374.15

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               196         350         365        1,468       1,016       1,983       2,375       6,514

                           ================================================================================================


    1998


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              11.67       11.80       11.88       11.95       18.40       18.52       18.64       18.76

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              12.40       12.58       12.69       12.81       20.90       21.09       21.28       21.47

                           ================================================================================================

     Number of Units

    Outstanding             14,629.83   20,647.77   33,304.47  108,890.83   41,606.69   81,338.97   94,959.15  183,410.06

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               181         260         423        1,394        870        1,715       2,021       3,938

                           ================================================================================================


    1997


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.82       10.92       10.96       11.00       13.82       13.88       13.93       13.99

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              11.67       11.80       11.88       11.95       18.40       18.52       18.64       18.76

                           ================================================================================================

     Number of Units

    Outstanding             8,773.99    15,501.18   17,934.40   37,775.13   34,549.99   61,417.45   65,117.93  113,775.97

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               102         183         213         452         636        1,137       1,214       2,134

                           ================================================================================================


    1996


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.45       10.52       10.54       10.55       11.55       11.56       11.58       11.60

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.82       10.92       10.96       11.00       13.82       13.88       13.93       13.99

                           ================================================================================================

     Number of Units

    Outstanding             5,272.40    8,847.40    7,526.42    18,157.75   16,778.01   32,274.09   32,323.22   46,735.19

                           ================================================================================================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                               57          97          82          200         232         448         450         654

                           ================================================================================================


    1995


                           ================================================================================================

     Beginning Unit Value

                                $           $           $           $           $           $           $           $
                              10.00       10.00       10.00       10.00       10.00       10.00       10.00       10.00

                           ================================================================================================

     Ending Unit Value

                                $           $           $           $           $           $           $           $
                              10.45       10.52       10.54       10.55       11.55       11.56       11.58       11.60

                           ================================================================================================

     Number of Units

    Outstanding              731.02     5,864.01    1,624.61    7,344.94    1,666.79    7,395.18    12,134.89   18,036.45

                           ====================================                        ====================================
                                                               ========================

     Net Assets (000's)
                                $           $           $           $           $           $           $           $
                                8          62          17          77          19          86          141         209

                           ================================================================================================


    See notes to financial statements.

                                                  (Concluded)



                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------



                      CONSOLIDATED FINANCIAL STATEMENTS
             FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

     We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for
     Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
January 31, 2000




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1999 AND 1998
(Dollars in Thousands)

===================================================================================================================================

                                                                             1999                      1998
                                                                     ----------------------   -----------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581 and $2,298,936)                                   $           2,260,581    $           2,199,818
    Available-for-sale, at fair value (amortized cost
      $6,953,383 and $6,752,532)                                               6,727,922                6,936,726
  Common stock, at fair value (cost $43,978 and                                   69,240                   48,640
    $41,932)
  Mortgage loans on real estate, net                                             974,645                1,133,468
  Real estate, net                                                               103,731                   73,042
  Policy loans                                                                 2,681,132                2,858,673
  Short-term investments, available-for-sale (cost
    approximates fair value)                                                     240,804                  420,169
                                                                     ----------------------   -----------------------

         Total Investments                                                    13,058,055               13,670,536

Cash                                                                             257,840                  176,119
Reinsurance receivable
  Related party                                                                    5,015                    5,006
  Other                                                                          168,307                  187,952
Deferred policy acquisition costs                                                282,295                  238,901
Investment income due and accrued                                                137,810                  157,587
Other assets                                                                     308,419                  311,078
Premiums in course of collection                                                 142,199                   84,940
Deferred income taxes                                                            253,323                  191,483
Separate account assets                                                       12,780,016               10,099,543
                                                                     ----------------------   -----------------------








TOTAL ASSETS                                                       $          27,393,279    $          25,123,145
                                                                     ======================   =======================



See notes to consolidated financial statements.






====================================================================================================================================
                                                                                      1999                1998
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                           $        555,783    $        555,300
      Other                                                                         11,181,900          11,347,548
    Policy and contract claims                                                         391,968             428,798
    Policyholders' funds                                                               185,623             181,779
    Provision for policyholders' dividends                                              70,726              69,530
GENERAL LIABILITIES:
    Due to Parent Corporation                                                           35,979              52,877
    Due to GWL&A Financial                                                             175,035
    Repurchase agreements                                                               80,579             244,258
    Commercial paper                                                                                        39,731
    Other liabilities                                                                  638,469             761,505
    Undistributed earnings on participating business                                   130,638             143,717
    Separate account liabilities                                                    12,780,016          10,099,543
                                                                                -----------------   -----------------
         Total Liabilities                                                          26,226,716          23,924,586
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         700,316             699,556
    Accumulated other comprehensive income (loss)                                      (84,861)             61,560
    Retained earnings                                                                  544,076             430,411
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,166,563           1,198,559
                                                                                -----------------   -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                    $     27,393,279    $     25,123,145
                                                                                =================   =================





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================

                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
REVENUES:
  Premiums
    Related party (including premiums
       recaptured totaling $0,
      $0, and $155,798)                                     $                  $         46,191   $        155,798
    Other (net of premiums ceded totaling
      $85,803, $86,511 and $61,194)                                1,163,183            948,672            677,381
  Fee income                                                         635,147            516,052            420,730
  Net investment income
    Related party                                                    (10,923)            (9,416)            (8,957)
    Other                                                            886,869            906,776            890,630
  Net realized gains on investments                                    1,084             38,173              9,800
                                                               ----------------   ----------------   ----------------
                                                                   2,675,360          2,446,448          2,145,382
                                                               ----------------   ----------------   ----------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $80,681,
    $81,205, and $44,871)                                            970,250            768,474            543,903
  Increase in reserves
    Related party                                                                        46,191            155,798
    Other                                                             33,631             78,851             90,013
  Interest paid or credited to contractholders                       494,081            491,616            527,784
  Provision for policyholders' share of earnings
    on participating business                                         13,716              5,908              3,753
  Dividends to policyholders                                          70,161             71,429             63,799
                                                               ----------------   ----------------   ----------------
                                                                   1,581,839          1,462,469          1,385,050
  Commissions                                                        173,405            144,246            102,150
  Operating expenses (income):
    Related party                                                       (768)            (5,094)            (6,292)
    Other                                                            593,575            518,228            431,714
  Premium taxes                                                       38,329             30,848             24,153
                                                               ----------------   ----------------   ----------------
                                                                   2,386,380          2,150,697          1,936,775
INCOME BEFORE INCOME TAXES                                           288,980            295,751            208,607
                                                               ----------------   ----------------   ----------------
PROVISION FOR INCOME TAXES:
  Current                                                             72,039             81,770             61,644
  Deferred                                                            11,223             17,066            (11,797)
                                                               ----------------   ----------------   ----------------
                                                                      83,262             98,836             49,847
                                                               ----------------   ----------------   ----------------
NET INCOME                                                  $        205,718   $        196,915   $        158,760
                                                               ================   ================   ================


See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

====================================================================================================================================

                                                                                              Accumulated
                                                                                 Additional    Other
                                       Preferred Stock         Common Stock       Paid-in   Comprehensive  Retained
                                ------------------------   --------------------
                                   Shares     Amount         Shares  Amount       Capital   Income (Loss)  Earnings       Total
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, JANUARY 1, 1997          2,000,800    121,800     7,032,000    7,032   $ 664,265     14,951      226,166   $   1,034,214

   Net income                                                                                             158,760         158,760
   Other comprehensive income                                                                 37,856                        37,856
                                                                                                                       ------------
Total comprehensive income                                                                                                196,616
                                                                                                                       ------------
Capital contributions                                                              26,483                                  26,483
Dividends                                                                                                 (71,394)        (71,394)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1997        2,000,800    121,800     7,032,000    7,032     690,748     52,807      313,532       1,185,919




   Net income                                                                                             196,915         196,915
   Other comprehensive income                                                                  8,753                        8,753
                                                                                                                       ------------
Total comprehensive income                                                                                                205,668
                                                                                                                       ------------
Capital contributions                                                               8,808                                   8,808
Dividends                                                                                                 (80,036)        (80,036)
Purchase of preferred shares     (2,000,800)  (121,800)                                                                  (121,800)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1998                0          0     7,032,000    7,032   $ 699,556     61,560      430,411   $   1,198,559

   Net income                                                                                             205,718         205,718
   Other comprehensive loss                                                                 (146,421)                    (146,421)
                                                                                                                       ------------
Total comprehensive loss                                                                                                   59,297
                                                                                                                       ------------
Capital contributions
Dividends                                                                                                 (92,053)        (92,053)
Income tax benefit on stock
  Compensation                                                                        760                                     760
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1999                0          0     7,032,000    7,032   $ 700,316    (84,861)     544,076   $   1,166,563
                                ========================   ====================  ========= ========================    ============


See notes to consolidated financial statements.




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                $        205,718   $        196,915   $        158,760
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain allocated to participating
        policyholders                                                 13,716              5,908              3,753
      Amortization of investments                                    (22,514)           (15,068)               409
      Net realized gains on investments                               (1,084)           (38,173)            (9,800)
      Depreciation and amortization                                   47,339             55,550             46,929
      Deferred income taxes                                           11,223             17,066            (11,824)
  Changes in assets and liabilities:
      Policy benefit liabilities                                     650,959            938,444            498,114
      Reinsurance receivable                                          19,636            (43,643)           112,594
      Accrued interest and other receivables                         (37,482)            28,467             30,299
      Other, net                                                    (146,150)          (184,536)            64,465
                                                               ----------------   ----------------   ----------------
         Net cash provided by operating activities                   741,361            960,930            893,699
                                                               ----------------   ----------------   ----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
         Sales                                                                            9,920
         Maturities and redemptions                                  520,511            471,432            359,021
         Available-for-sale
         Sales                                                     3,176,802          6,169,678          3,174,246
         Maturities and redemptions                                  822,606          1,268,323            771,737
    Mortgage loans                                                   165,104            211,026            248,170
    Real estate                                                        5,098             16,456             36,624
    Common stock                                                      18,116              3,814             17,211
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                           (563,285)          (584,092)          (439,269)
         Available-for-sale                                       (4,019,465)        (7,410,485)        (4,314,722)
    Mortgage loans                                                    (2,720)          (100,240)            (2,532)
    Real estate                                                      (41,482)            (4,581)           (64,205)
    Common stock                                                     (19,698)           (10,020)           (29,608)
                                                               ----------------   ----------------   ----------------
         Net cash provided by (used in)
           investing activities                             $         61,587   $         41,231   $       (243,327)
                                                               ================   ================   ================


                                                     (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

==================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                     $       (583,900)  $       (507,237)  $       (577,538)
  Due to Parent Corporation                                          (16,898)           (73,779)           (19,522)
  Due to GWL&A Financial                                             175,035
  Dividends paid                                                     (92,053)           (80,036)           (71,394)
  Net commercial paper repayments                                    (39,731)           (14,327)           (30,624)
  Net repurchase agreements (repayments)
    borrowings                                                      (163,680)           (81,280)            38,802
  Capital contributions                                                                   8,808             11,000
  Purchase of preferred shares                                                         (121,800)
  Acquisition of subsidiary                                                             (82,669)
                                                               ----------------   ----------------   ----------------
                                                               ----------------   ----------------   ----------------
         Net cash used in financing activities                      (721,227)          (952,320)          (649,276)
                                                               ----------------   ----------------   ----------------

NET INCREASE IN CASH                                                  81,721             49,841              1,096

CASH, BEGINNING OF YEAR                                              176,119            126,278            125,182
                                                               ----------------   ----------------   ----------------

CASH, END OF YEAR                                           $        257,840   $        176,119   $        126,278
                                                               ================   ================   ================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                            $         76,150   $        111,493   $         86,829
    Interest                                                          14,125             13,849             15,124



See notes to consolidated financial statements.               (Concluded)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Amounts in Thousands, except Share Amounts)
===============================================================================

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial) and an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

         Investments - Investments are reported as follows:

     1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

     2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

     3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

     4. Investments in common stock are carried at fair value.

     5. Policy loans are carried at their unpaid balances.

     6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

         Cash - Cash includes only amounts in demand deposit accounts.

     Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. As a result of the adoption of SOP 98-1, the Company capitalized $18,373 in internal use software development costs for the year ended December 31, 1999.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs
     totaled   $43,512,   $51,724,   and  $44,298  in  1999,   1998,  and  1997,
     respectively.



     Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,169,885 and $6,866,478 at December
     31, 1999 and 1998, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,468,685 and $4,908,964 at December 31, 1999 and 1998, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $4,297,823 and $4,108,314 at December 31, 1999 and 1998, respectively.
     Participating business approximates 31.0%, 32.7%, and 50.5% of the Company's ordinary life insurance in force and 94.0%, 71.9% and 91.1% of ordinary life insurance premium income for the years ended December 31, 1999, 1998 and 1997, respectively.

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account
     (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the participating policyholders.


     Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.2%, 6.3%, and 6.6% in 1999, 1998, and 1997.

     Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

     Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists primarily of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.



     Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are stock conversion protection agreements that require the counter-party to automatically call the bond for cash when the issuer elects to convert the bond to common stock. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The Financial Accounting Standards Board has issued Statement No. 133, "Accounting for Derivative Instruments and for Hedging Activities", which, as amended, is required to be adopted in years beginning after June 15, 2000. This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. Although management has not completed its analysis of the impact of this Statement, management does not anticipate that the adoption of the new Statement will have a significant effect on earnings or the financial position of the Company because of the Company's minimal use of derivatives.

     Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25 to stock-based compensation awards to employees.


2.       ACQUISITION

     On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations, which had an insignificant effect on net income in 1998, have been combined with those of the Company since the date of acquisition.



     The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


3.       RELATED-PARTY TRANSACTIONS

     On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

      Assets                                                       Liabilities and Stockholder's Equity

      Cash                                        $     24,600     Policy reserves                    $     137,638
      Deferred income taxes                              3,816
      Policy loans                                      82,649
      Due from Parent Corporation                       19,753
      Other                                              6,820
                                                    ------------                                         ------------
                                                  $    137,638                                        $     137,638
                                                    ============                                         ============


     ===========================================================================
     In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

     On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:



                   Assets Liabilities and Stockholder's Equity
      ===========================================

      ===========================================
      Bonds                                       $    147,475     Policy reserves                    $     428,152
      ===========================================
      Mortgages                                         82,637     Due to Parent Corporation                 20,820
      ===========================================
      Cash                                             134,900
      ===========================================
      Deferred policy acquisition costs                  9,724
      ===========================================
      Deferred income taxes                             15,762
      ===========================================
      Policy loans                                      56,209
      ===========================================
      Other                                              2,265
      ===========================================
                                                    ------------                                         ------------
                                                  $    448,972                                        $     448,972
      ===========================================   ============                                         ============

     In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

     On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased its corporate headquarters properties from the Parent Corporation for $63,700.

     On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

                   Assets Liabilities and Stockholder's Equity
      ====================================

      ====================================
      Cash                                 $       160,000      Policy reserves                    $       155,798
      ====================================
      Bonds                                         17,975      Due to Parent Corporation                   20,373
      ====================================
      Other                                             60      Deferred income taxes                        2,719
      ====================================
                                                                Undistributed earnings on
      ====================================
                                                                  participating business                      (855)
      ====================================
                                             ----------------                                        ----------------
                                           $       178,035                                         $       178,035
      ====================================   ================                                        ================

     In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

     The Company performs administrative services for the U.S. operations of the Parent Corporation. The following represents revenue from the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                            Years Ended December 31,
                                               ---------------------------------------------------
                                                    1999              1998              1997
                                               ---------------   ---------------   ---------------

 Investment management revenue               $         130     $         475     $         801
 Administrative and underwriting revenue               768             5,094             6,292

     At December 31, 1999 and 1998, due to Parent Corporation includes $10,641 and $17,930 due on demand and $25,338 and $34,947 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.7% and 6.1% at December 31, 1999 and 1998, respectively) while the note payable bears interest at 5.4%.

     On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

     Interest expense attributable to these related party obligations was $11,053, $9,891, and $9,758 for the years ended December 31, 1999, 1998 and
     1997, respectively.


4.       REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $173,322 and $192,958, respectively.



     The following schedule details life insurance in force and life and accident/health premiums:


                                                       Ceded            Assumed                          Percentage
                                                   Primarily to        Primarily                         of Amount
                                    Gross           the Parent        from Other           Net            Assumed
                                    Amount          Corporation        Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

      December 31, 1998:
        Life insurance in force:
          Individual         $     34,017,379  $      4,785,079   $     8,948,442   $    38,180,742        23.4%
          Group                    81,907,539                           2,213,372        84,120,911         2.6%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    115,924,918  $      4,785,079   $    11,161,814   $   122,301,653
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        352,710  $         24,720   $        65,452   $       393,442        16.6%
          Accident/health             571,992            61,689            74,284           584,587        12.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        924,702  $         86,409   $       139,736   $       978,029
                                ===============   ================  ================  ================

      December 31, 1997:
        Life insurance in force:
          Individual         $     24,598,679  $      4,040,398   $     3,667,235   $    24,225,516        15.1%
          Group                    51,179,343                           2,031,477        53,210,820         3.8%
                                ---------------   ----------------  ----------------  ----------------
               Total         $     75,778,022  $      4,040,398   $     5,698,712   $    77,436,336
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        320,456  $       (127,388)  $        19,923   $       467,767         4.3%
          Accident/health             341,837            32,645            34,994           344,186        10.2%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        662,293  $        (94,743)  $        54,917   $       811,953
                                ===============   ================  ================  ================




5.       NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS



         Net investment income is summarized as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Investment income:
        Fixed maturities and short-term investments             $      636,946    $      638,079    $      633,975
        Mortgage loans on real estate                                   88,033           110,170           118,274
        Real estate                                                     19,618            20,019            20,990
        Policy loans                                                   167,109           180,933           194,826
        Other                                                              138               285                18
                                                                  ---------------   ---------------   ---------------
                                                                       911,844           949,486           968,083
      Investment expenses, including interest on
        amounts charged by the related parties
        of $11,053, $9,891, and $9,758                                  35,898            52,126            86,410
                                                                  ---------------   ---------------   ---------------
      Net investment income                                     $      875,946    $      897,360    $      881,673
                                                                  ===============   ===============   ===============

         Net realized gains (losses) on investments are as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Realized gains (losses):
        Fixed maturities                                        $       (7,858)   $       38,391    $       15,966
        Mortgage loans on real estate                                    1,429               424             1,081
        Real estate                                                        513                                 363
        Provisions                                                       7,000              (642)           (7,610)
                                                                  ---------------   ---------------   ---------------
      Net realized gains on investments                         $        1,084    $       38,173    $        9,800
                                                                  ===============   ===============   ===============


6.       SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                             Gross           Gross         Estimated
                                           Amortized      Unrealized       Unrealized        Fair          Carrying
                                             Cost            Gains           Losses          Value           Value
                                          ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies         $      63,444  $        448     $        687    $     63,205   $      63,444
          Collateralized mortgage
             obligations                      115,357                          9,360         105,997         115,357
          Public utilities                    223,705         2,773            3,011         223,467         223,705
          Corporate bonds                   1,724,915        19,179           30,753       1,713,341       1,724,915
          Foreign governments                  10,000           213                           10,213          10,000
          State and municipalities            123,160           738            1,540         122,358         123,160
                                          ------------   --------------   -------------   ------------    ------------
                                        $   2,260,581  $     23,351     $     45,351    $  2,238,581   $   2,260,581
                                          ============   ==============   =============   ============    ============



                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     752,130  $      2,342     $     21,459    $    733,013   $     733,013
            Direct mortgage pass-
               through certificates            304,099         1,419           11,704         293,814         293,814
            Other                              178,142            77            1,431         176,788         176,788
        Collateralized mortgage
           obligations                         909,105         1,183           39,980         870,308         870,308
        Public utilities                       468,087         1,106           14,242         454,951         454,951
        Corporate bonds                      3,929,160        24,287          148,923       3,804,524       3,804,524
        Foreign governments                     41,224           654            1,256          40,622          40,622
        State and municipalities               371,436           108           17,642         353,902         353,902
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,953,383  $     31,176     $    256,637    $  6,727,922   $   6,727,922
                                           ============   ==============   =============   ============    ============

         Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies          $      34,374  $      1,822     $               $     36,196   $      34,374
          Collateralized mortgage
             obligations                        10,135                            194           9,941          10,135
          Public utilities                     213,256        12,999              460         225,795         213,256
          Corporate bonds                    1,809,957        78,854            3,983       1,884,828       1,809,957
          Foreign governments                   10,133           782                           10,915          10,133
          State and municipalities             121,963         9,298                          131,261         121,963
                                           ------------   --------------   -------------   ------------    ------------
                                         $   2,199,818  $    103,755     $      4,637    $  2,298,936   $   2,199,818
                                           ============   ==============   =============   ============    ============

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     863,479  $     39,855     $      1,704    $    901,630   $     901,630
            Direct mortgage pass-
               through certificates            467,100         4,344              692         470,752         470,752
            Other                              191,138         1,765              788         192,115         192,115
        Collateralized mortgage
          obligations                          926,797        16,260            1,949         941,108         941,108
        Public utilities                       464,096        14,929               36         478,989         478,989
        Corporate bonds                      3,557,209       123,318           17,420       3,663,107       3,663,107
        Foreign governments                     56,505         2,732                           59,237          59,237
        State and municipalities               226,208         4,588            1,008         229,788         229,788
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,752,532  $    207,791     $     23,597    $  6,936,726   $   6,936,726
                                           ============   ==============   =============   ============    ============

     The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Held-to-Maturity                      Available-for-Sale
                                        -------------------------------------   ------------------------------------
                                           Amortized           Estimated           Amortized           Estimated
                                              Cost             Fair Value             Cost            Fair Value
                                        -----------------   -----------------   -----------------   ----------------
      Due in one year or less         $        221,172    $        220,644    $        323,466    $        334,701
      Due after one year
        through five years                     945,199             941,685           1,286,402           1,251,690
      Due after five years
        through ten years                      684,729             677,531             716,353             684,513
      Due after ten years                      118,170             121,921             690,073             650,432
      Mortgage-backed
        securities                             115,357             105,997           1,965,334           1,897,135
      Asset-backed securities                  175,954             170,803           1,971,755           1,909,451
                                        -----------------   -----------------   -----------------   ----------------
                                      $      2,260,581    $      2,238,581    $      6,953,383    $      6,727,922
                                        =================   =================   =================   ================

     Proceeds from sales of securities available-for-sale were $3,176,802, $6,169,678, and $3,174,246 during 1999, 1998, and 1997, respectively. The realized gains on such sales totaled $10,080, $41,136, and $20,543 for 1999, 1998, and 1997, respectively. The realized losses totaled $19,720, $8,643, and $10,643 for 1999, 1998, and 1997, respectively. During the years 1999, 1998, and 1997, held-to-maturity securities with and amortized cost of $0, $9,920 and $0 were sold due to deterioration with insignificant gains and losses.

     At December 31, 1999 and 1998, pursuant to fully collateralized securities lending arrangements, the Company had loaned $0 and $115,168 of fixed maturities, respectively.



     The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 1999 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1999                    Amount                     Rate                          Maturity
      -----------------------------    ---------------    ------------------------------    -------------------------

      Interest Rate Caps            $      1,362,000          7.64% - 11.82% (CMT)                6/00 - 12/04
      Interest Rate Swaps                    217,528               4.94%-6.8%                    02/00 - 12/06
      Foreign Currency
        Exchange Contracts                    19,478                   N/A                       03/00 - 07/06
      Equity Swap                            104,152              5.15% - 5.93%                      01/01
      Options                                 54,100                 Various                     01/02 - 12/02

         The following table summarizes the 1998 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1998                    Amount                     Rate                          Maturity
      -----------------------------    ----------------   ------------------------------    -------------------------
      Interest Rate Floor           $         100,000             4.50% (LIBOR)                      11/99
      Interest Rate Caps                    1,070,000         6.75% - 11.82% (CMT)               12/99 - 10/03
      Interest Rate Swaps                     242,451             4.95% - 9.35%                  08/99 - 02/03
      Foreign Currency
        Exchange Contracts                     34,123                  N/A                       05/99 - 07/06
      Equity Swap                              95,652                 4.00%                          12/99

         LIBOR    - London Interbank Offered Rate
         CMT      - Constant Maturity Treasury Rate

     The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1999, approximately 34% of the Company's mortgage loans were collateralized by real estate located in California.

     The following represents impairments and other information with respect to impaired mortgage loans:

                                                                                     1999                1998
      ======================================================================    ----------------    ----------------

      ======================================================================
      Loans with related allowance for credit losses of
      ======================================================================
        $14,727 and $2,492                                                   $          25,877   $         13,192
      ======================================================================
      Loans with no related allowance for credit losses                                 17,880             10,420
      ======================================================================
      Average balance of impaired loans during the year                                 43,866             31,193
      ======================================================================
      Interest income recognized (while impaired)                                        1,877              2,308
      ======================================================================
      Interest income received and recorded (while impaired)
      ======================================================================
        using the cash basis method of recognition                                       1,911              2,309
      ======================================================================


     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $75,691 and $52,913 at December 31, 1999 and 1998, respectively.

       The following table presents changes in allowance for credit losses:

                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------

      Balance, beginning of year                                $       67,242    $       67,242    $       65,242
      Provision for loan losses                                         (7,000)              642             4,521
      Chargeoffs                                                             -              (787)           (2,521)
      Recoveries                                                         1,000               145
                                                                  ---------------   ---------------   ---------------
      Balance, end of year                                      $       61,242    $       67,242    $       67,242
                                                                  ===============   ===============   ===============


7.       COMMERCIAL PAPER

     The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1999, no commercial paper was outstanding. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%.


8.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      ASSETS:
         Fixed maturities and
           short-term investments            $     9,229,307   $      9,207,307  $      9,556,713  $      9,655,831
         Mortgage loans on real
           Estate                                    974,645            968,964         1,133,468         1,160,568
         Policy loans                              2,681,132          2,681,132         2,858,673         2,858,673
         Common stock                                 69,240             69,240            48,640            48,640

      LIABILITIES:
         Annuity contract reserves
           without life contingencies              4,468,685          4,451,465         4,908,964         4,928,800
         Policyholders' funds                        185,623            185,623           181,779           181,779
         Due to Parent Corporation                    35,979             33,590            52,877            52,877
         Due to GWL&A Financial                      175,035            137,445               - -               - -
         Repurchase agreements                        80,579             80,579           244,258           244,258
         Commercial paper                           - -                - -                 39,731            39,731




                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      HEDGE CONTRACTS:
         Interest rate floor                        - -                - -                     17                17
         Interest rate caps                            4,140              4,140               971               971
         Interest rate swaps                          (1,494)            (1,494)            6,125             6,125
         Foreign currency exchange
           contracts                                     (10)               (10)              689               689
         Equity swap                                  (7,686)            (7,686)           (8,150)           (8,150)
         Options                                      (6,220)            (6,220)         - -               - -

     The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     Mortgage loans fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market rates on high quality investments.

     The fair value of due to GWL&A Financial reflects the price determined in the public market at December 31, 1999.



     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.



     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $772 and $0 of unrealized losses in 1999 and 1998, respectively. Included in the net gain position for foreign currency exchange contracts are $518 and $932 of loss exposures in 1999 and 1998, respectively.

     The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short term nature.

                                       XIV

                                     Part C

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements


                  The financial statements for Retirement Plan Series Account for the years ended December 31, 1999 and 1998 as well as the financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1999, 1998 and 1997 are included in Part B.


            (b)   Exhibits

                  Exhibits (1), (2), (3), and (6) are  incorporated by reference
                  to  Registrant's   Form  N-4   Registration   Statement  filed
                  September 13, 1994.

(4) Exhibit 4 is incorporated by reference to Registrant's registration statement filed on May 6, 1998.

        (5)  Exhibit  5  is   incorporated   by  reference   to   Registrant's
             registration statement filed on May 6, 1998.

        (7)  Not applicable
        (8)  Not applicable

        (9)Exhibit 9 is incorporated by reference to Registrant's registration statement dated September 13, 1994.


        (10)(a) Written Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP is attached hereto.
            (b)   Written Consent of Deloitte & Touche LLP is attached hereto.

        (11)  Not Applicable
        (12)  Not Applicable

        (13) Exhibit 13 is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement dated April 24, 1997.


Item 25. Directors and Officers of the Depositor

Position and Offices

Name                                Principal Business Address         with Depositor

James Balog                         2205 North Southwinds Boulevard             Director
                                    Vero Beach, Florida  39263


James W. Burns, O.C.                        (5)                                 Director


Orest T. Dackow                             (3)                                 Director


Andre Desmarais                             (5)                                 Director

Paul Desmarais, Jr.                         (5)                                 Director


Robert G. Graham                    574 Spoonbill Drive                         Director
                                             Sarasota, FL 34236


Robert Gratton                              (6)                                 Chairman


N. Berne Hart                               2552 East Alameda Avenue            Director
                                            Denver, Colorado  80209

Kevin P. Kavanagh                   (1)                                         Director

William Mackness                    61 Waterloo Street                          Director
                                            Winnipeg, Manitoba  R3N 0S3

William T. McCallum                         (3)                                 Director, President and Chief
                                                                                Executive Officer

Jerry E.A. Nickerson                        H.B. Nickerson & Sons Limited       Director
                                            P.O. Box 130
                                            275 Commercial Street

                        North Sydney, Nova Scotia B2A 3M2


P. Michael Pitfield, P.C., Q.C.             (5)                                 Director

Michel Plessis-Belair, F.C.A.               (5)                                 Director


Brian E. Walsh                              Trinity L.P.                        Director
                                            115 Putnam Ave.
                                            Greenwich, Connecticut 06830


Michael Bracco                              (2)                                 Senior Vice President, Employee
                                                                                Benefits


John A. Brown                               (3)                                 Senior Vice President, Sales,
                                                                                Financial Services

Donna A. Goldin                             (2)                                 Executive Vice President and Chief
                                                                                Operating Officer, One Corporation

Mitchell T. Graye                           (3)                                 Executive Vice President and Chief
                                                                                Financial Officer


Mark S. Hollen                              (3)                                 Senior Vice President, Financial
                                                                                Services


John T. Hughes                              (3)                                 Senior Vice President, Chief
                                                                                Investment Officer


D. Craig Lennox                             (4)                                 Senior Vice President,
                                                                                General Counsel and

Secretary

Dennis Low                                  (3)                                 Executive Vice President,
                                                                                Financial Services

Alan D. MacLennan                           (2)                                 Executive Vice President,
                                                                                Employee Benefits

Steve H. Miller                             (2)                                 Senior Vice President,
                                                                                Employee Benefits Sales

James D. Motz                               (2)                                 Executive Vice President,
                                                                                Employee Benefits

Charles P. Nelson                           (3)                                 Senior Vice President,
                                                                                Public/Nonprofit Markets

Marty Rosenbaum                             (2)                                 Senior Vice President,
                                                                                Employee Benefits
                                                                                Operations


Greg E. Seller                              (3)                                 Senior Vice President,
                                            Government Markets


Robert K. Shaw                              (3)                                 Senior Vice President,
                                            Individual Markets


George D. Webb                              (3)                                 Senior Vice President, Public/Non-
                                            Profit Operations


Douglas L. Wooden                           (3)                                 Executive Vice President,
                                                                                Financial Services



----------------------------------------


(1)      100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)      8505 East Orchard Road, Englewood, Colorado  80111.
(3)      8515 East Orchard Road, Englewood, Colorado  80111.
(4)      8525 East Orchard Road, Englewood, Colorado  80111.
(5)      Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6)      Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.



Item 26.    Persons controlled by or under common control with the Depositor
            ----------------------------------------------------------------
or Registrant
-------------


Power Corporation of Canada
        100% - 2795957 Canada Inc.
               100% - 171263 Canada Inc.
                      67.5% - Power Financial Corporation
                             81.1% - Great-West Lifeco Inc.
                                    100% - The Great-West Life Assurance Company
                                            100% - GWL&A Financial (Nova Scotia) Co.
                                                 100% - GWL&A Financial, Inc.
                                                     100% - Great-West Life & Annuity Insurance Capital I
                                                     100% - Great-West Life & Annuity Insurance Company
                                                          100% - Alta Health & Life Insurance Company
                                                               100% - Alta Agency, Inc.
                                                          100% - First Great-West Life & Annuity Insurance Company
                                                          100% - GW Capital Management, LLC
                                                               100% - Orchard Capital Management, LLC
                                                               100% - Greenwood Investments, Inc.
                                                          100% - Financial Administrative Services Corporation
                                                          100% - One Corporation
                                                               100% - One Health Plan of Illinois, Inc.
                                                               100% - One Health Plan of Texas, Inc.
                                                               100% - One Health Plan of California, Inc.
                                                               100% - One Health Plan of Colorado, Inc.
                                                               100% - One Health Plan of Georgia, Inc.
                                                               100% - One Health Plan of North Carolina, Inc.
                                                               100% - One Health Plan of Washington, Inc.
                                                               100% - One Health Plan of Ohio, Inc.
                                                               100% - One Health Plan of Tennessee, Inc.
                                                               100% - One Health Plan of Oregon, Inc.
                                                               100% - One Health Plan of Florida, Inc.
                                                               100% - One Health Plan of Indiana, Inc.
                                                               100% - One Health Plan of Massachusetts, Inc.
                                                               100% - One Health Plan, Inc.
                                                               100% - One Health Plan of Alaska, Inc.
                                                               100% - One Health Plan of Arizona, Inc.
                                                               100% - One of Arizona, Inc.
                                                               100% - One Health Plan of Maine, Inc.
                                                               100% - One Health Plan of Nevada, Inc.
                                                               100% - One Health Plan of New Hampshire, Inc.
                                                               100% - One Health Plan of New Jersey, Inc.
                                                               100% - One Health Plan of South Carolina, Inc.
                                                               100% - One Health Plan of Wisconsin, Inc.
                                                               100% - One Health Plan of Wyoming, Inc.
                                                             100% - One Orchard Equities, Inc.
                                                           100% - Great-West Benefit Services, Inc.
                                                           100% - Benefits Communication Corporation
                                                               100% - BenefitsCorp Equities, Inc.
                                                           100% - Benefits Advisors, Inc.
                                                           100% - Greenwood Property Corporation
                                                           95% - Maxim Series Fund, Inc.*
                                                           100% - GWL Properties Inc.
                                                               100% - Great-West Realty Investments, Inc.
                                                           50% - Westkin Properties Ltd.
                                                           92% - Orchard Series Fund**
                                                           100% - Orchard Trust Company
                                                           100% - National Plan Coordinators of Delaware, Inc.
                                                               100% - NPC Securities, Inc.
                                                               100% - NPC Administrative Services Corporation
                                                               100% - Deferred Comp of Michigan, Inc.
                                                               100% - National Plan Coordinators of Washington,Inc.
                                                               100% - National Plan Coordinators of Ohio, Inc.
                                                               100% - Renco, Inc.
                                                               100% - P.C. Enrollment Services & Insurance
                                                                     Brokerage, Inc.

* 5% New England Life Insurance Company
** 8% New England Life Insurance Company


Item 27.    Number of Contract Owners


            As of February 29, 2000, there were 4,065 Contract Owners.


Item 28.    Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101.  Definitions.

            As used in this Article:

            (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

            (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

            (3)   "Expenses" includes counsel fees.

            (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

            (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

            (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

            (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

            (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                  (a)   The person conducted himself or herself in good faith;

                  (b)   The person reasonably believed:

                        (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                        (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

            (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

            (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

            (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

            (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

            Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

            (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a)  The  director   furnishes   the   corporation  a  written
                  affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

            (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

            (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

            (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b)  If  it  determines   that  the  director  is  fairly  and
                  reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

            (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

            (2) The determinations required to be made subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

            (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)   By the shareholders.

(4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries, and
            Agents.

            (1)   Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory  indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

      A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

            (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

            (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

      If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

(1) In this section, the following terms shall have the following meanings:

(a) "expenses" means reasonable expenses incurred in a legal proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)   "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)   "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d) "proceeding" means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

(2) Subject to applicable law, if any person who is a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)   the person conducted himself or herself in good faith; and

(b)   the person reasonably believed that his or her conduct was in the corporation's best interests; and

(c)   in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.

(3) Subject to applicable law, if any person who is or was serving as a director, officer or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(i) the person is or was appointed to serve at the request of the corporation as a director, officer or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(ii)  with respect to the matter(s) giving rise to the proceeding:

(a)   the person conducted himself or herself in good faith; and

(b)   the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests; and

(c)   in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful;
                     and

(d) if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.

Item 29.    Principal Underwriter


            (a)   Orchard Series Fund and Maxim Series Fund, Inc.


            (b)   Directors and Officers of One Orchard.


Position and Offices

Name                                Principal Business Address    with
Underwriter

Steven H. Miller                          8505 E. Orchard Road
President and
                                    Englewood, Colorado 80111     Director

Stanley Kenyon                            Bldg. 400, Suite 1200
Director

                                    1000 Abernathy Road
                                    Atlanta, Georgia 30328

S. Quenville                              200 Pringle Avenue, Suite 400
Director
                                    Walnut Creek, California 94596


Patricia Neal Jensen                      8505 E. Orchard Road
Director
                                    Englewood, Colorado 80111

Mark Hackl                          8505 E. Orchard Road          Director
                                    and Operations Englewood, Colorado 80111
                                     Officer

Glen R. Derback                           8515 E. Orchard Road          CFO
and Treasurer

                                    Englewood, Colorado 80111


Beverly A. Byrne                          8525 E. Orchard Road
Secretary and Compliance
                                    Englewood, Colorado 80111     Officer


               Net

Name of        Underwriting      Compensation
Principal      Discounts and              on          Brokerage
Underwriter    Commissions       Redemption     Commissions       Compensation

One Orchard       -0-                   -0-                  -0-
  -0-

Item 30.    Location of Accounts and Records

      All  accounts,  books,  or other  documents  required to be  maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.    Management Services

            Not Applicable.

Item 32.    Undertakings

            (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

            (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

          (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 26th day of April, 2000.

                                    RETIREMENT PLAN SERIES ACCOUNT
                                    (Registrant)



                                    By:       /s/       William       T.
                                              --------------------------
McCallum

                                     William T. McCallum, President and
                                     Chief Executive Officer of Great-West
                                     Life & Annuity Insurance Company

                                    GREAT-WEST LIFE & ANNUITY
                                    INSURANCE COMPANY
                                    (Depositor)



                                    By:       /s/       William       T.
                                              --------------------------
McCallum

                                     William T. McCallum, President and
                                     Chief Executive Officer

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date

/s/ Robert Gratton*                                             April 26, 2000
Director and Chairman of the Board
(Robert Gratton)



/s/ William T. McCallum                                         April 26, 2000
Director, President and Chief
Executive Officer (William T. McCallum)




/s/ Mitchell T.G. Graye                                         April 26, 2000
Executive Vice President and Chief Financial Officer
(Mitchell T.G. Graye)



/s/ James Balog*                                                April 26, 2000
Director, (James Balog)

Signature and Title                                                     Date

/s/ James W. Burns*                                             April 26, 2000
Director, (James W. Burns)



/s/ Orest T. Dackow*
--------------------                                            April 26, 2000
Director, (Orest T. Dackow)



-------------------------------                                 _______, 2000
Director, (Andre Desmarais)



/s/ Paul Desmarais, Jr.*
-----------------------                                         April 26, 2000
Director, (Paul Desmarais, Jr.)



/s/ Robert G. Graham*                                           April 26, 2000
Director, (Robert G. Graham)



/s/ N. Berne Hart*
------------------                                              April 26, 2000
Director, (N. Berne Hart)



/s/ Kevin P. Kavanagh*                                          April 26, 2000
Director, (Kevin P. Kavanagh)



/s/ William Mackness*                                           April 26, 2000
Director, (William Mackness)



/s/ Jerry Edgar Alan Nickerson*
-------------------------------                                 April 26, 2000
Director, (Jerry Edgar Alan Nickerson)



/s/ P. Michael Pitfield*
------------------------                                        April 26, 2000
Director, (P. Michael Pitfield)




Signature and Title                                             Date
-----------------------                                         ________, 2000
Director, (Michel Plessis-Belair)



/s/ Brian E. Walsh*
-------------------                                             April 26, 2000
Director, (Brian E. Walsh)



By:  /s/ D.C. Lennox                                           April 26, 2000
     -------------------------------

            D.C. Lennox

            *Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement on September 13, 1994 and Post-Effective Amendment No. 2 to this Registration Statement.